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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-1424
                                   ---------------------------------------------

                                AIM Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     10/31
                          -------------------

Date of reporting period:    07/31/05
                          -------------------

Item 1.  Schedule of Investments.

                           AIM AGGRESSIVE GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005


[Your goals. Our solutions]                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com                 AGRO-QTR-1 7/05         A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)


                                                                                                            MARKET
                                                                                    SHARES                   VALUE
==================================================================================================================
COMMON STOCKS--93.33%
ADVERTISING--1.31%
Lamar Advertising Co.-Class A                            (a)                       545,300          $   23,998,653
==================================================================================================================

AEROSPACE & DEFENSE--1.43%
Engineered Support Systems, Inc.                                                   327,000              12,092,460
------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                                  180,600              14,128,338
==================================================================================================================
                                                                                                        26,220,798
==================================================================================================================

AGRICULTURAL PRODUCTS--0.72%
Corn Products International, Inc.                                                  544,800              13,113,336
==================================================================================================================

AIRLINES--0.51%
Southwest Airlines Co.                                                             653,200               9,268,908
==================================================================================================================

APPAREL RETAIL--1.39%
Aeropostale, Inc.                                        (a)                       425,000              12,686,250
------------------------------------------------------------------------------------------------------------------
DSW Inc.-Class A                                         (a)(b)                     83,400               2,210,100
------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.                                          (a)                       625,000              10,650,000
==================================================================================================================
                                                                                                        25,546,350
==================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.71%
Fossil, Inc.                                             (a)                       546,200              12,994,098
==================================================================================================================

APPLICATION SOFTWARE--3.81%
Amdocs Ltd.-(United Kingdom)                             (a)                       416,400              12,362,916
------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc.                                        (a)                     1,283,700              11,630,322
------------------------------------------------------------------------------------------------------------------
Cognos, Inc. (Canada)                                    (a)(b)                    326,800              12,784,416
------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.                                 (a)                       217,700              10,244,962
------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                                (a)                       350,000              13,779,500
------------------------------------------------------------------------------------------------------------------
TIBCO Software Inc.                                      (a)                     1,180,900               9,081,121
==================================================================================================================
                                                                                                        69,883,237
==================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--3.30%
Affiliated Managers Group, Inc.                          (a)                       178,000              12,691,400
------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                 881,600              30,344,672
------------------------------------------------------------------------------------------------------------------
Nuveen Investments-Class A                                                         461,500              17,537,000
==================================================================================================================
                                                                                                        60,573,072
==================================================================================================================


AGRO-QTR-1                             F-1

                                                                                                            MARKET
                                                                                    SHARES                   VALUE
==================================================================================================================
BIOTECHNOLOGY--1.87%
Amylin Pharmaceuticals, Inc.                             (a)(b)                    400,000          $    7,464,000
------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.                                 (a)(c)                    197,000               8,587,230
------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.                             (a)                       168,200               8,339,356
------------------------------------------------------------------------------------------------------------------
QLT Inc. (Canada)                                        (a)(b)                  1,164,600               9,934,038
==================================================================================================================
                                                                                                        34,324,624
==================================================================================================================

BREWERS--0.70%
Molson Coors Brewing Co.-Class B                                                   204,600              12,828,420
==================================================================================================================

BROADCASTING & CABLE TV--2.85%
Radio One, Inc.-Class D                                  (a)                       927,900              12,257,559
------------------------------------------------------------------------------------------------------------------
Univision Communications Inc.-Class A                    (a)                     1,412,400              39,942,672
==================================================================================================================
                                                                                                        52,200,231
==================================================================================================================

BUILDING PRODUCTS--1.47%
American Standard Cos. Inc.                                                        411,200              18,207,936
------------------------------------------------------------------------------------------------------------------
York International Corp.                                                           205,600               8,785,288
==================================================================================================================
                                                                                                        26,993,224
==================================================================================================================

CASINOS & GAMING--1.62%
International Game Technology                                                      432,300              11,827,728
------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp.                                    (a)(b)                    200,000               8,044,000
------------------------------------------------------------------------------------------------------------------
Wynn Resorts, Ltd.                                       (a)                       175,000               9,852,500
==================================================================================================================
                                                                                                        29,724,228
==================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.11%
Brocade Communications Systems, Inc.                     (a)                     1,532,200               6,864,256
------------------------------------------------------------------------------------------------------------------
QLogic Corp.                                             (a)                       433,200              13,450,860
==================================================================================================================
                                                                                                        20,315,116
==================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.71%
Terex Corp.                                              (a)                       270,200              13,083,084
==================================================================================================================

CONSUMER ELECTRONICS--0.59%
Harman International Industries, Inc.                                              125,300              10,769,535
==================================================================================================================

CONSUMER FINANCE--0.84%
SLM Corp.                                                                          299,900              15,441,851
==================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--6.28%
Affiliated Computer Services, Inc.-Class A               (a)                       436,200              21,796,914
------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.                              (a)                       950,000              40,441,500
------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc.-Class A                          (a)                       217,700               6,041,175
------------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.                                       (a)                       856,600              29,372,814
------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                      500,000              17,455,000
==================================================================================================================
                                                                                                       115,107,403
==================================================================================================================


AGRO-QTR-1                             F-2

                                                                                                            MARKET
                                                                                    SHARES                   VALUE
==================================================================================================================
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.26%
ARAMARK Corp.-Class B                                                              472,300          $   13,148,832
------------------------------------------------------------------------------------------------------------------
ChoicePoint Inc.                                         (a)                       335,800              14,640,880
------------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                                       462,700              20,511,491
------------------------------------------------------------------------------------------------------------------
CoStar Group Inc.                                        (a)                       175,000               8,312,500
------------------------------------------------------------------------------------------------------------------
Navigant Consulting, Inc.                                (a)                       524,000              10,480,000
------------------------------------------------------------------------------------------------------------------
Sirva Inc.                                               (a)                     1,039,300              11,058,152
==================================================================================================================
                                                                                                        78,151,855
==================================================================================================================

EDUCATION SERVICES--0.54%
Career Education Corp.                                   (a)                       255,700               9,918,603
==================================================================================================================

ELECTRIC UTILITIES--0.82%
DPL Inc.                                                                           544,300              15,022,680
==================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.60%
EnerSys                                                  (a)                       782,200              10,935,156
==================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.12%
Amphenol Corp.-Class A                                                             192,500               8,573,950
------------------------------------------------------------------------------------------------------------------
Cogent Inc.                                              (a)                       400,000              12,028,000
==================================================================================================================
                                                                                                        20,601,950
==================================================================================================================

FOOTWEAR--0.63%
Reebok International Ltd.                                                          275,000              11,632,500
==================================================================================================================

GENERAL MERCHANDISE STORES--0.74%
Tuesday Morning Corp.                                                              382,200              13,495,482
==================================================================================================================

HEALTH CARE EQUIPMENT--10.56%
Advanced Medical Optics, Inc.                            (a)                       523,800              21,774,366
------------------------------------------------------------------------------------------------------------------
Beckman Coulter, Inc.                                                              167,300               9,091,082
------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                     1,029,300              39,247,209
------------------------------------------------------------------------------------------------------------------
Cytyc Corp.                                              (a)                       964,444              24,072,522
------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                     (a)                       459,800              30,829,590
------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                                   (a)                       464,100              27,832,077
------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                  513,300              10,769,034
------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                             (a)                       329,900              12,951,874
------------------------------------------------------------------------------------------------------------------
Waters Corp.                                             (a)                       378,100              17,120,368
==================================================================================================================
                                                                                                       193,688,122
==================================================================================================================

HEALTH CARE FACILITIES--2.15%
HealthSouth Corp.                                        (a)                     1,579,500               8,466,120
------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                   450,000              17,082,000
------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.                                    (a)                       279,600              13,887,732
==================================================================================================================
                                                                                                        39,435,852
==================================================================================================================


AGRO-QTR-1                            F-3

                                                                                                            MARKET
                                                                                    SHARES                   VALUE
==================================================================================================================
HEALTH CARE SERVICES--1.72%
DaVita, Inc.                                             (a)                       218,400          $   10,317,216
------------------------------------------------------------------------------------------------------------------
Lincare Holdings Inc.                                    (a)                       230,000               9,278,200
------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                                                     257,800              11,884,580
==================================================================================================================
                                                                                                        31,479,996
==================================================================================================================

HEALTH CARE SUPPLIES--1.53%
Cooper Cos., Inc. (The)                                                            189,250              13,001,475
------------------------------------------------------------------------------------------------------------------
Gen-Probe Inc.                                           (a)(c)                    343,200              15,131,688
==================================================================================================================
                                                                                                        28,133,163
==================================================================================================================

HOME FURNISHINGS--0.73%
Tempur-Pedic International Inc.                          (a)                       775,000              13,337,750
==================================================================================================================

HOMEFURNISHING RETAIL--1.18%
Bed Bath & Beyond Inc.                                   (a)                       190,000               8,721,000
------------------------------------------------------------------------------------------------------------------
Linens 'n Things, Inc.                                   (a)                       490,500              12,875,625
==================================================================================================================
                                                                                                        21,596,625
==================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.73%
Four Seasons Hotel, Inc. (Canada)                        (b)                       200,000              13,300,000
==================================================================================================================

HOUSEHOLD APPLIANCES--1.05%
Blount International, Inc.                               (a)                     1,091,400              19,186,812
==================================================================================================================

INDUSTRIAL CONGLOMERATES--1.05%
Textron Inc.                                                                       260,000              19,284,200
==================================================================================================================

INDUSTRIAL GASES--0.48%
Airgas, Inc.                                                                       300,000               8,850,000
==================================================================================================================

INDUSTRIAL MACHINERY--0.63%
Pentair, Inc.                                                                      287,800              11,560,926
==================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.45%
NeuStar, Inc.-Class A                                    (a)                       102,700               2,875,600
------------------------------------------------------------------------------------------------------------------
Valor Communications Group, Inc.                                                   387,600               5,414,772
==================================================================================================================
                                                                                                         8,290,372
==================================================================================================================

INTERNET SOFTWARE & SERVICES--1.18%
VeriSign, Inc.                                           (a)                       505,800              13,307,598
------------------------------------------------------------------------------------------------------------------
Websense, Inc.                                           (a)                       168,600               8,403,024
==================================================================================================================
                                                                                                        21,710,622
==================================================================================================================

IT CONSULTING & OTHER SERVICES--0.55%
Perot Systems Corp.-Class A                              (a)                       721,100              10,153,088
==================================================================================================================

MANAGED HEALTH CARE--0.25%
Molina Healthcare Inc.                                   (a)                       192,500               4,608,450
==================================================================================================================


AGRO-QTR-1                            F-4

                                                                                                            MARKET
                                                                                    SHARES                   VALUE
==================================================================================================================
METAL & GLASS CONTAINERS--1.34%
Crown Holdings, Inc.                                     (a)                       605,100          $    9,554,529
------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.                                     (a)                       584,300              14,987,295
==================================================================================================================
                                                                                                        24,541,824
==================================================================================================================

MOVIES & ENTERTAINMENT--2.01%
Regal Entertainment Group-Class A                        (b)                     1,906,800              36,820,308
==================================================================================================================

OFFICE SERVICES & SUPPLIES--0.74%
Mine Safety Appliances Co.                                                         277,300              13,559,970
==================================================================================================================

OIL & GAS DRILLING--3.21%
ENSCO International Inc.                                 (c)                       700,000              28,266,000
------------------------------------------------------------------------------------------------------------------
Pride International, Inc.                                (a)                       327,200               8,513,744
------------------------------------------------------------------------------------------------------------------
Rowan Cos., Inc.                                         (c)                       425,000              14,518,000
------------------------------------------------------------------------------------------------------------------
Todco-Class A                                            (a)(c)                    245,800               7,548,518
==================================================================================================================
                                                                                                        58,846,262
==================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.46%
BJ Services Co.                                          (c)                       136,500               8,325,135
------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.                                (a)                       850,000              11,135,000
------------------------------------------------------------------------------------------------------------------
Maverick Tube Corp.                                      (a)                       218,000               7,231,060
==================================================================================================================
                                                                                                        26,691,195
==================================================================================================================

PACKAGED FOODS & MEATS--0.47%
TreeHouse Foods, Inc.                                    (a)(b)                    283,300               8,663,314
==================================================================================================================

PERSONAL PRODUCTS--1.69%
Avon Products, Inc.                                                                425,000              13,901,750
------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                                               436,400              17,080,696
==================================================================================================================
                                                                                                        30,982,446
==================================================================================================================

PHARMACEUTICALS--2.74%
Medicis Pharmaceutical Corp.-Class A                     (b)                       655,100              22,220,992
------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                         (a)                       640,900              17,496,570
------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                                              535,500              10,565,415
==================================================================================================================
                                                                                                        50,282,977
==================================================================================================================

REGIONAL BANKS--1.49%
North Fork Bancorp., Inc.                                                          763,000              20,898,570
------------------------------------------------------------------------------------------------------------------
South Financial Group, Inc. (The)                                                  222,100               6,432,016
==================================================================================================================
                                                                                                        27,330,586
==================================================================================================================

RESTAURANTS--1.47%
CKE Restaurants, Inc.                                                            1,000,000              12,960,000
------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                           122,700               5,715,366
------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                                 327,700               8,199,054
==================================================================================================================
                                                                                                        26,874,420
==================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.50%
KLA-Tencor Corp.                                                                   175,800               9,088,860
==================================================================================================================


AGRO-QTR-1                            F-5

                                                                                                            MARKET
                                                                                    SHARES                   VALUE
==================================================================================================================
SEMICONDUCTORS--3.36%
Integrated Device Technology, Inc.                       (a)                     1,350,000          $   15,606,000
------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                    757,400              31,712,338
------------------------------------------------------------------------------------------------------------------
Semtech Corp.                                            (a)                       355,000               6,517,800
------------------------------------------------------------------------------------------------------------------
Sigmatel Inc.                                            (a)                       389,600               7,803,688
==================================================================================================================
                                                                                                        61,639,826
==================================================================================================================

SOFT DRINKS--0.83%
Coca-Cola Enterprises Inc.                                                         643,500              15,122,250
==================================================================================================================

SPECIALIZED CONSUMER SERVICES--0.94%
Jackson Hewitt Tax Service Inc.                                                    677,800              17,155,118
==================================================================================================================

SPECIALTY CHEMICALS--0.77%
Rohm and Haas Co.                                                                  306,000              14,094,360
==================================================================================================================

SPECIALTY STORES--0.91%
PETCO Animal Supplies, Inc.                              (a)                       599,900              16,719,213
==================================================================================================================

SYSTEMS SOFTWARE--0.50%
Check Point Software Technologies Ltd.-(Isreal)          (a)                       409,900               9,235,047
==================================================================================================================

TECHNOLOGY DISTRIBUTORS--1.10%
CDW Corp.                                                                          325,000              20,150,000
==================================================================================================================

THRIFTS & MORTGAGE FINANCE--2.81%
Independence Community Bank Corp.                                                  800,000              29,608,000
------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                 1,198,100              21,997,116
==================================================================================================================
                                                                                                        51,605,116
==================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.82%
WESCO International, Inc.                                (a)                       438,800              14,945,528
==================================================================================================================

Total Common Stocks (Cost $1,571,910,260)                                                            1,711,108,992
==================================================================================================================

MONEY MARKET FUNDS--4.04%
Liquid Assets Portfolio-Institutional Class              (d)                    37,032,352              37,032,352
------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                 (d)                    37,032,352              37,032,352
==================================================================================================================

Total Money Market Funds (Cost $74,064,704)                                                             74,064,704
==================================================================================================================

TOTAL INVESTMENTS--97.37% (excluding investments
 purchased with cash collateral from securities
 loaned) (Cost $1,645,974,964)                                                                       1,785,173,696
==================================================================================================================


AGRO-QTR-1                            F-6

                                                                                                            MARKET
                                                                                    SHARES                   VALUE
==================================================================================================================
INVESTMENTS PURCHASED WITH CASH
 COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.63%
Liquid Assets Portfolio-Institutional Class              (d)(e)                 24,078,348          $   24,078,348
------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                 (d)(e)                 24,078,347              24,078,347
==================================================================================================================

Total Money Market Funds (purchased with cash
 collateral from securities loaned) (Cost $48,156,695)                                                  48,156,695
==================================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $1,694,131,659)                                                                               $1,833,330,391
==================================================================================================================


     Notes to Schedule of Investments:


(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(c) A portion of this security is subject to call options written. See Note 1C and Note 4.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of this schedule.


AGRO-QTR-1                             F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


AGRO-QTR-1                            F-8

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

D. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledge as collateral for securities lending transactions.


AGRO-QTR-1                            F-9

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           CHANGE IN
                       MARKET                                              UNREALIZED        MARKET
                        VALUE       PURCHASES AT      PROCEEDS FROM       APPRECIATION        VALUE        DIVIDEND       REALIZED
FUND                  10/31/04          COST              SALES          (DEPRECIATION)      07/31/05       INCOME       GAIN (LOSS)
====================================================================================================================================
Liquid Assets
Portfolio -
Institutional
Class              $48,442,076    $  523,644,114      $  (535,053,838)   $          --    $37,032,352     $1,041,398     $        --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class               48,442,076       523,644,114         (535,053,838)              --     37,032,352      1,051,259              --
====================================================================================================================================
   SUBTOTAL        $96,884,152    $1,047,288,228      $(1,070,107,676)   $          --    $74,064,704     $2,092,657     $        --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           CHANGE IN
                       MARKET                                              UNREALIZED        MARKET
                        VALUE       PURCHASES AT      PROCEEDS FROM       APPRECIATION        VALUE        DIVIDEND       REALIZED
FUND                  10/31/04         COST               SALES          (DEPRECIATION)      07/31/05       INCOME*      GAIN (LOSS)
====================================================================================================================================
Liquid Assets
Portfolio -
Institutional
Class              $127,900,554   $  111,867,530      $  (215,689,736)   $          --    $ 24,078,348    $   27,441     $        --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional
Class               127,900,554      111,536,418         (215,358,625)              --      24,078,347        27,873              --
====================================================================================================================================
   SUBTOTAL        $255,801,108   $  223,403,948      $  (431,048,361)   $          --    $ 48,156,695    $   55,314     $        --
====================================================================================================================================
   TOTAL           $352,685,260   $1,270,692,176      $(1,501,156,037)   $          --    $122,221,399    $2,147,971     $        --
====================================================================================================================================

     * Net of compensation to counterparties.


NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.


AGRO-QTR-1                            F-10

     At July 31, 2005, securities with an aggregate value of $47,329,429 were on loan to brokers. The loans were secured by cash collateral of $48,156,695 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $55,314 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------
                                                  CALL OPTION CONTRACTS
                                       -----------------------------------------
                                           NUMBER OF                 PREMIUMS
                                           CONTRACTS                 RECEIVED
                                           -----------               -----------
Beginning of period                             16,109           $      830,758
--------------------------------------------------------------------------------
Written                                         59,114                7,001,437
--------------------------------------------------------------------------------
Closed                                         (11,576)              (1,812,851)
--------------------------------------------------------------------------------
Exercised                                      (11,375)              (1,036,938)
--------------------------------------------------------------------------------
Expired                                        (35,530)              (2,951,184)
================================================================================
End of period                                   16,742           $    2,031,222
================================================================================


                                           OPEN CALL OPTIONS WRITTEN AT PERIOD END
                                                                                                                 CHANGE IN
                                                    CONTRACT  STRIKE  NUMBER OF    PREMIUMS    MARKET VALUE     APPRECIATION
                                                     MONTH    PRICE   CONTRACTS    RECEIVED      07/31/05      (DEPRECIATION)
BJ Services Co.                                      Sep-05     $60     1,365     $  268,894   $    423,150    $    (154,256)
----------------------------------------------------------------------------------------------------------------------------
ENSCO International Inc.                             Sep-05      40     6,500        821,249      1,478,750         (657,501)
----------------------------------------------------------------------------------------------------------------------------
Gen-Probe Inc.                                       Sep-05      45     1,700        358,147        399,500         (41,353)
----------------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.                             Sep-05      50     1,263        122,541        101,040          21,501
----------------------------------------------------------------------------------------------------------------------------
Rowan Cos., Inc.                                     Sep-05      35     3,456        247,717        561,600         (313,883)
Todco - Class  A                                     Sep-05      30     2,458        212,674        589,920         (377,246)
============================================================================================================================
Total outstanding options written                                       16,742    $2,031,222   $  3,553,960    $  (1,522,738)
============================================================================================================================


NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $2,328,595,446 and $2,844,997,179, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                       UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                                   $     178,657,093
------------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                       (39,662,681)
==============================================================================================================================
Net unrealized appreciation of investment securities                                                         $     138,994,412
==============================================================================================================================
Cost of investments for tax purposes is $1,694,335,979.


AGRO-QTR-1                            F-11

                               AIM BLUE CHIP FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005


[Your goals. Our solution.]                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com               BCH-QTR-1 7/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)


                                                                                               MARKET
                                                                          SHARES               VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER
EQUITY INTERESTS--98.32%
AEROSPACE & DEFENSE--2.98%
--------------------------------------------------------------------------------------------------------
Boeing Co. (The)                                                         255,000        $     16,832,550
--------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                    370,000              23,088,000
--------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                525,000              26,617,500
========================================================================================================
                                                                                              66,538,050
========================================================================================================

APPLICATION SOFTWARE--1.20%
Amdocs Ltd. (United Kingdom)                     (a)                     900,000              26,721,000
========================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.80%
Franklin Resources, Inc.                                                 220,000              17,780,400
========================================================================================================

BIOTECHNOLOGY--2.50%
Amgen Inc.                                       (a)                     465,000              37,083,750
--------------------------------------------------------------------------------------------------------
Genentech, Inc.                                  (a)                     210,000              18,759,300
========================================================================================================
                                                                                              55,843,050
========================================================================================================

COMMUNICATIONS EQUIPMENT--3.50%
Cisco Systems, Inc.                              (a)                   1,815,000              34,757,250
--------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                          1,100,000              43,439,000
========================================================================================================
                                                                                              78,196,250
========================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.94%
Best Buy Co., Inc.                                                       275,000              21,065,000
========================================================================================================

COMPUTER HARDWARE--2.74%
Apple Computer, Inc.                             (a)                     260,000              11,089,000
--------------------------------------------------------------------------------------------------------
Dell Inc.                                        (a)                   1,240,000              50,182,800
========================================================================================================
                                                                                              61,271,800
========================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.55%
EMC Corp.                                        (a)                   2,525,000              34,567,250
========================================================================================================


BCH-QTR-1                             F-1

                                                                                                MARKET
                                                                          SHARES                 VALUE
--------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--2.37%
AMERICAN EXPRESS CO.                                                     550,000       $      30,250,000
--------------------------------------------------------------------------------------------------------
SLM Corp.                                                                440,000              22,655,600
========================================================================================================
                                                                                              52,905,600
========================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.78%
Automatic Data Processing, Inc.                                          390,000              17,319,900
========================================================================================================

DEPARTMENT STORES--2.84%
Federated Department Stores, Inc.                                        150,000              11,380,500
--------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                    400,000              22,456,000
--------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                          800,000              29,608,000
========================================================================================================
                                                                                              63,444,500
========================================================================================================

DIVERSIFIED BANKS--1.80%
Bank of America Corp.                                                    500,000              21,800,000
--------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                        300,000              18,402,000
========================================================================================================
                                                                                              40,202,000
========================================================================================================

DIVERSIFIED CHEMICALS--1.00%
Dow Chemical Co. (The)                                                   465,000              22,296,750
========================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.71%
Cendant Corp.                                                            740,000              15,806,400
========================================================================================================

DRUG RETAIL--0.80%
CVS Corp.                                                                572,000              17,749,160
========================================================================================================

FOOTWEAR--1.22%
NIKE, Inc.-Class B                                                       325,000              27,235,000
========================================================================================================

GENERAL MERCHANDISE STORES--0.66%
Target Corp.                                                             250,000              14,687,500
========================================================================================================


BCH-QTR-1                             F-2

                                                                                               MARKET
                                                                          SHARES               VALUE
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--3.34%
Bard (C.R.), Inc.                                                        175,000        $     11,688,250
--------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                          460,000              24,812,400
--------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                     (a)                     340,000              13,348,400
--------------------------------------------------------------------------------------------------------
Waters Corp.                                     (a)                     335,000              15,168,800
--------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.                            (a)                     115,000               9,471,400
========================================================================================================
                                                                                              74,489,250
========================================================================================================

HEALTH CARE FACILITIES--0.89%
HCA Inc.                                                                 405,000              19,946,250
========================================================================================================

HEALTH CARE SERVICES--0.82%
Express Scripts, Inc.                            (a)                     350,000              18,305,000
========================================================================================================

HEALTH CARE SUPPLIES--0.77%
Alcon, Inc. (Switzerlad)                                                 150,000              17,182,500
========================================================================================================

HOME IMPROVEMENT RETAIL--1.98%
Home Depot, Inc. (The)                                                 1,015,000              44,162,650
========================================================================================================

HOMEBUILDING--0.94%
D.R. Horton, Inc.                                                        510,000              20,950,800
========================================================================================================

HOMEFURNISHING RETAIL--0.72%
Bed Bath & Beyond Inc.                           (a)                     350,000              16,065,000
========================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.62%
Carnival Corp. (Panama)                          (b)                     265,000              13,886,000
========================================================================================================

HOUSEHOLD PRODUCTS--2.61%
Clorox Co. (The)                                                         220,000              12,287,000
--------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                               825,000              45,894,750
========================================================================================================
                                                                                              58,181,750
========================================================================================================

HOUSEWARES & SPECIALTIES--1.06%
Fortune Brands, Inc.                                                     250,000              23,637,500
========================================================================================================


BCH-QTR-1                             F-3

                                                                                             MARKET
                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS--1.99%
Wal-Mart Stores, Inc.                                                    900,000        $     44,415,000
========================================================================================================

INDUSTRIAL CONGLOMERATES--4.52%
General Electric Co.                                                   1,875,000              64,687,500
--------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                      1,190,000              36,259,300
========================================================================================================
                                                                                             100,946,800
========================================================================================================

INDUSTRIAL GASES--0.52%
Air Products and Chemicals, Inc.                                         195,000              11,653,200
========================================================================================================

INDUSTRIAL MACHINERY--1.03%
Danaher Corp.                                                            415,000              23,011,750
========================================================================================================

INTEGRATED OIL & GAS--2.97%
Exxon Mobil Corp.                                                      1,127,000              66,211,250
========================================================================================================

INTERNET RETAIL--0.67%
eBay Inc.                                        (a)                     360,000              15,040,800
========================================================================================================

INTERNET SOFTWARE & SERVICES--1.66%
VeriSign, Inc.                                   (a)                     575,000              15,128,250
--------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                      (a)                     660,000              22,004,400
========================================================================================================
                                                                                              37,132,650
========================================================================================================

INVESTMENT BANKING & BROKERAGE--3.41%
Goldman Sachs Group, Inc. (The)                                          380,000              40,842,400
--------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                600,000              35,268,000
========================================================================================================
                                                                                              76,110,400
========================================================================================================

IT CONSULTING & OTHER SERVICES--0.51%
Accenture Ltd.-Class A (Bermuda)                 (a)                     450,000              11,268,000
========================================================================================================

MANAGED HEALTH CARE--4.33%
Aetna Inc.                                                               223,000              17,260,200
--------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                  937,700              49,041,710
--------------------------------------------------------------------------------------------------------
WellPoint, Inc.                                  (a)                     430,000              30,418,200
========================================================================================================
                                                                                              96,720,110
========================================================================================================

MOVIES & ENTERTAINMENT--0.99%
Walt Disney Co. (The)                                                    865,000              22,178,600
========================================================================================================


BCH-QTR-1                             F-4

                                                                                             MARKET
                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------
MULTI-LINE INSURANCE--1.93%
Genworth Financial Inc.-Class A                                          616,400       $      19,330,304
--------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                            295,000              23,768,150
========================================================================================================
                                                                                              43,098,454
========================================================================================================

OIL & GAS DRILLING--1.54%
ENSCO International Inc.                                                 415,000              16,757,700
--------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (Cayman Islands)                                     390,000              17,546,100
========================================================================================================
                                                                                              34,303,800
========================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.38%
BJ Services Co.                                                          365,000              22,261,350
--------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                          370,000              30,983,800
--------------------------------------------------------------------------------------------------------
                                                                                              53,245,150
========================================================================================================

OIL & GAS REFINING & MARKETING--0.83%
Valero Energy Corp.                              (c)                     225,000              18,625,500
========================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.95%
Citigroup Inc.                                                           490,000              21,315,000
========================================================================================================

PERSONAL PRODUCTS--1.25%
Gillette Co. (The)                                                       520,000              27,908,400
========================================================================================================

PHARMACEUTICALS--7.03%
Allergan, Inc.                                                           190,000              16,980,300
--------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                      1,065,000              68,117,400
--------------------------------------------------------------------------------------------------------
Novartis A.G.-ADR (Switzerland)                                          235,000              11,446,850
--------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                            1,270,000              33,655,000
--------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Switzerland)                 (d)                      90,000              12,204,611
--------------------------------------------------------------------------------------------------------
Wyeth                                                                    320,000              14,640,000
========================================================================================================
                                                                                             157,044,161
========================================================================================================

PROPERTY & CASUALTY INSURANCE--1.14%
Allstate Corp. (The)                                                     415,000              25,422,900
========================================================================================================

RAILROADS--1.29%
Burlington Northern Santa Fe Corp.                                       225,000              12,206,250
--------------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Canada)                                   250,000              16,612,500
========================================================================================================
                                                                                              28,818,750
========================================================================================================


BCH-QTR-1                             F-5

                                                                                            MARKET
                                                                          SHARES             VALUE
--------------------------------------------------------------------------------------------------------
RESTAURANTS--1.44%
Starbucks Corp.                                  (a)                     290,000       $      15,239,500
--------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                        325,000              17,013,750
========================================================================================================
                                                                                              32,253,250
========================================================================================================

SEMICONDUCTOR EQUIPMENT--0.88%
KLA-Tencor Corp.                                                         380,000              19,646,000
========================================================================================================

SEMICONDUCTORS--5.12%
Analog Devices, Inc.                                                     885,000              34,692,000
--------------------------------------------------------------------------------------------------------
Intel Corp.                                                            1,535,000              41,659,900
--------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)          (a)                     205,000               8,956,450
--------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                300,000               9,321,000
--------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                   622,000              19,754,720
========================================================================================================
                                                                                             114,384,070
========================================================================================================

SOFT DRINKS--1.01%
PepsiCo, Inc.                                                            415,000              22,629,950
========================================================================================================

SPECIALTY STORES--0.54%
Staples, Inc.                                                            525,000              11,954,250
========================================================================================================

STEEL--0.43%
United States Steel Corp.                                                225,000               9,596,250
========================================================================================================

SYSTEMS SOFTWARE--5.82%
Microsoft Corp.                                                        2,300,000              58,903,000
--------------------------------------------------------------------------------------------------------
Oracle Corp.                                     (a)                   3,160,000              42,912,800
--------------------------------------------------------------------------------------------------------
Symantec Corp.                                   (a)                   1,285,000              28,231,450
========================================================================================================
                                                                                             130,047,250
========================================================================================================

Total Common Stocks & Other Equity Interests
(Cost $1,675,125,662)                                                                      2,195,418,005
========================================================================================================


BCH-QTR-1                             F-6

                                                                                             MARKET
                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.05%
Liquid Assets Portfolio-Institutional Class      (e)                  11,689,943        $     11,689,943
--------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class         (e)                  11,689,943              11,689,943
========================================================================================================

Total Money Market Funds (Cost $23,379,886)                                                   23,379,886
========================================================================================================
TOTAL INVESTMENTS--99.37% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $1,698,505,548)                                                   2,218,797,891
========================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--0.63%
Liquid Assets Portfolio-Institutional Class      (e) (f)              14,180,750              14,180,750
========================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $14,180,750)                                         14,180,750
========================================================================================================

TOTAL INVESTMENTS--100.00% (Cost
$1,712,686,298)                                                                        $  2,232,978,641
========================================================================================================

     Investment Abbreviations:


     ADR                                          American Depositary Receipt

     Notes to Schedule of Investments:


(a)  Non-income producing security.

(b)  Each unit represents one common share and one trust share.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of this security at July 31, 2005, represented 0.55% of the Fund's Total Investments. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


     See accompanying notes which are an integral part of this schedule.

BCH-QTR-1                             F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


BCH-QTR-1                             F-8

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


BCH-QTR-1                             F-9

E. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.


F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.


BCH-QTR-1                             F-10

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                                 CHANGE IN
                                 MARKET                                          UNREALIZED      MARKET                     REALIZED
                                  VALUE        PURCHASES        PROCEEDS FROM   APPRECIATION      VALUE        DIVIDEND       GAIN
FUND                            10/31/04        AT COST             SALES      (DEPRECIATION)   07/31/05        INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class          $   7,279,701   $ 255,032,814     $ (250,622,572)   $    --      $ 11,689,943     $ 137,348    $    --
------------------------------------------------------------------------------------------------------------------------------------

STIC Prime Portfolio-
Institutional Class              7,279,701     255,032,814       (250,622,572)        --         11,689,943       135,600         --
====================================================================================================================================
   SUBTOTAL                  $  14,559,402   $ 510,065,628     $ (501,245,144)   $    --      $  23,379,886    $  272,948    $    --
====================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                                 CHANGE IN
                                 MARKET                                          UNREALIZED     MARKET                     REALIZED
                                  VALUE        PURCHASES       PROCEEDS FROM    APPRECIATION     VALUE         DIVIDEND      GAIN
 FUND                           10/31/04        AT COST            SALES       (DEPRECIATION)  07/31/05         INCOME*     (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
Institutional Class         $          --    $   31,781,100   $   (17,600,350)  $     --     $ 14,180,750     $    1,405   $    --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      --
STIC Prime Portfolio-
Institutional Class            34,975,975       302,492,490      (337,468,465)  $     --                          12,641        --
===================================================================================================================================
    SUBTOTAL                $  34,975,975    $  334,273,590   $  (355,068,815)  $     --     $ 14,180,750     $   14,046   $    --
===================================================================================================================================
    TOTAL                   $  49,535,377    $  844,339,218   $  (856,313,959)  $     --     $ 37,560,636     $  286,994   $    --
===================================================================================================================================

*Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At July 31, 2005, securities with an aggregate value of $13,824,260 were on loan to brokers. The loans were secured by cash collateral of $14,180,750 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $14,046 for securities lending transactions, which are net of compensation to counterparties.


BCH-QTR-1                             F-11

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $914,115,337 and $1,449,791,497, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
================================================================================
Aggregate unrealized appreciation of investment securities      $    515,862,966
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (14,821,769)
================================================================================
Net unrealized appreciation of investment securities            $    501,041,197
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $1,731,937,444.


BCH-QTR-1                             F-12

                          AIM CAPITAL DEVELOPMENT FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005


[Your goals. Our solution.]                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com               CDV-QTR-1 7/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)


                                                                                                                          MARKET
                                                                                  SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--80.85%
ADVERTISING--1.70%
Omnicom Group Inc.                                                               146,900                               $ 12,467,403
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.                                        (a)(b)               219,200                                 14,357,600
====================================================================================================================================
                                                                                                                         26,825,003
====================================================================================================================================

AEROSPACE & DEFENSE--1.68%
Aviall, Inc.                                                (a)                  393,200                                 13,309,820
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                           (b)                  168,100                                 13,150,463
====================================================================================================================================
                                                                                                                         26,460,283
====================================================================================================================================

AIR FREIGHT & LOGISTICS--0.74%
Robinson (C.H.) Worldwide, Inc.                             (b)                  186,901                                 11,694,396
====================================================================================================================================

APPAREL RETAIL--1.72%
Abercrombie & Fitch Co.-Class A                                                  180,700                                 13,019,435
------------------------------------------------------------------------------------------------------------------------------------
DSW Inc.-Class A                                            (a)(b)                67,400                                  1,786,100
------------------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                           (b)                  464,900                                 12,319,850
====================================================================================================================================
                                                                                                                         27,125,385
====================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.91%
Coach, Inc.                                                 (a)                  181,200                                  6,361,932
------------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                          161,100                                  7,932,564
====================================================================================================================================
                                                                                                                         14,294,496
====================================================================================================================================

APPLICATION SOFTWARE--4.60%
Amdocs Ltd. (United Kingdom)                                (a)                  480,000                                 14,251,200
------------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                   310,700                                 10,622,833
------------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.                                        (a)(b)               283,500                                  6,755,805
------------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.                                    (a)                  308,800                                 14,532,128
------------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                                   (a)(b)               327,800                                 12,905,486
------------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.                                                (a)(b)               307,200                                 13,507,584
====================================================================================================================================
                                                                                                                         72,575,036
====================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.46%
KKR Financial Corp.
(Acquired 08/05/04; Cost $10,451,000)                       (c)(d)               522,550                                 11,512,822
------------------------------------------------------------------------------------------------------------------------------------
KKR Financial Corp.                                                                9,500                                    232,560
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                            (b)                  110,075                                 11,244,161
====================================================================================================================================
                                                                                                                         22,989,543
====================================================================================================================================

AUTOMOTIVE RETAIL--0.86%
Advance Auto Parts, Inc.                                    (a)                  196,500                                 13,550,640
====================================================================================================================================


CDV-QTR-1                             F-1

                                                                                                                           MARKET
                                                                                  SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.18%
Charles River Laboratories International, Inc.              (a)(b)               256,500                               $ 12,491,550
------------------------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.                                    (a)                  140,000                                  6,102,600
====================================================================================================================================
                                                                                                                         18,594,150
====================================================================================================================================

BROADCASTING & CABLE TV--0.40%
Univision Communications Inc.-Class A                       (a)(b)               225,100                                  6,365,828
====================================================================================================================================

BUILDING PRODUCTS--0.74%
American Standard Cos. Inc.                                                      263,300                                 11,658,924
====================================================================================================================================

CASINOS & GAMING--1.79%
Harrah's Entertainment, Inc.                                                     201,800                                 15,889,732
------------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp.-Class A                              (a)                  452,100                                 12,378,498
====================================================================================================================================
                                                                                                                         28,268,230
====================================================================================================================================

COMMODITY CHEMICALS--0.63%
Lyondell Chemical Co.                                                            358,000                                 10,002,520
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--2.11%
ADC Telecommunications, Inc.                                (a)(b)               279,200                                  7,298,288
------------------------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                     401,700                                 14,891,019
------------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                         288,600                                 11,111,100
====================================================================================================================================
                                                                                                                         33,300,407
====================================================================================================================================

COMPUTER HARDWARE--0.45%
Palm, Inc.                                                  (a)(b)               249,500                                  7,120,730
====================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.21%
Emulex Corp.                                                (a)                  326,300                                  6,196,437
------------------------------------------------------------------------------------------------------------------------------------
QLogic Corp.                                                (a)                  412,700                                 12,814,335
====================================================================================================================================
                                                                                                                         19,010,772
====================================================================================================================================

CONSUMER ELECTRONICS--0.41%
Harman International Industries, Inc.                       (b)                   75,500                                  6,489,225
====================================================================================================================================

CONSUMER FINANCE--0.82%
AmeriCredit Corp.                                           (a)(b)               483,900                                 12,929,808
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.26%
Alliance Data Systems Corp.                                 (a)(b)               332,200                                 14,141,754
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.                                          (a)(b)               164,800                                  5,650,992
====================================================================================================================================
                                                                                                                         19,792,746
====================================================================================================================================

DEPARTMENT STORES--1.79%
Kohl's Corp.                                                (a)(b)               225,100                                 12,684,385
------------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                             (b)                  417,600                                 15,455,376
====================================================================================================================================
                                                                                                                         28,139,761
====================================================================================================================================


CDV-QTR-1                             F-2


                                                                                                                           MARKET
                                                                                  SHARES                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS--0.60%
Centennial Bank Holdings, Inc.
(Acquired 12/27/04; Cost $9,183,300)                        (a)(d)               874,600                                $ 9,445,680
====================================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.77%
ChoicePoint Inc.                                            (a)                  328,000                                 14,300,800
------------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America                                (a)                  363,400                                 13,660,206
====================================================================================================================================
                                                                                                                         27,961,006
====================================================================================================================================

DIVERSIFIED METALS & MINING--1.39%
Freeport-McMoRan Copper & Gold, Inc.-Class B                                     208,100                                  8,382,268
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                          (b)                  126,800                                 13,497,860
====================================================================================================================================
                                                                                                                         21,880,128
====================================================================================================================================

DRUG RETAIL--0.83%
Shoppers Drug Mart Corp. (Canada)                                                389,900                                 13,063,545
====================================================================================================================================

EDUCATION SERVICES--0.86%
Career Education Corp.                                      (a)(b)               348,900                                 13,533,831
====================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.74%
Cooper Industries, Ltd.-Class A (Bermuda)                                        180,800                                 11,676,064
====================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.96%
Amphenol Corp.-Class A                                                           340,700                                 15,174,778
====================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.73%
Benchmark Electronics, Inc.                                 (a)(b)               360,000                                 11,520,000
====================================================================================================================================

GAS UTILITIES--0.83%
Questar Corp.                                                                    187,200                                 13,137,696
====================================================================================================================================

GENERAL MERCHANDISE STORES--0.76%
Dollar General Corp.                                                             588,300                                 11,954,256
====================================================================================================================================

HEALTH CARE DISTRIBUTORS--0.40%
Henry Schein, Inc.                                          (a)(b)               145,400                                  6,276,918
====================================================================================================================================

HEALTH CARE EQUIPMENT--5.28%
Biomet, Inc.                                                (b)                  175,900                                  6,707,067
------------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                        (a)(b)               173,000                                 11,599,650
------------------------------------------------------------------------------------------------------------------------------------
INAMED Corp.                                                (a)                   99,900                                  7,234,758
------------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                                      (a)(b)               220,000                                 13,193,400
------------------------------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                     148,400                                  7,382,900
------------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                580,000                                 12,168,400
------------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                (a)(b)               312,100                                 12,253,046
------------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                                (a)                  280,000                                 12,678,400
====================================================================================================================================
                                                                                                                         83,217,621
====================================================================================================================================


CDV-QTR-1                             F-3

                                                                                                                           MARKET
                                                                                  SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES--1.16%
Community Health Systems, Inc.                              (a)                  312,100                               $ 12,050,181
------------------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc.                                            (a)(b)               259,400                                  6,158,156
====================================================================================================================================
                                                                                                                         18,208,337
====================================================================================================================================

HEALTH CARE SERVICES--3.10%
Covance Inc.                                                (a)(b)               230,000                                 11,396,500
------------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.                                                (a)                  292,900                                 13,836,596
------------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.                                       (a)(b)               218,000                                 11,401,400
------------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.                                              (b)                  265,300                                 12,230,330
====================================================================================================================================
                                                                                                                         48,864,826
====================================================================================================================================

HEALTH CARE SUPPLIES--0.86%
Cooper Cos., Inc. (The)                                                          198,000                                 13,602,600
====================================================================================================================================

HOME FURNISHINGS--0.77%
Tempur-Pedic International Inc.                             (a)                  706,100                                 12,151,981
====================================================================================================================================

HOMEBUILDING--0.86%
Ryland Group, Inc. (The)                                                         167,200                                 13,509,760
====================================================================================================================================

HOMEFURNISHING RETAIL--0.85%
Williams-Sonoma, Inc.                                       (a)(b)               303,300                                 13,393,728
====================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.91%
Hilton Hotels Corp.                                                              579,300                                 14,337,675
====================================================================================================================================

HOUSEHOLD APPLIANCES--0.42%
Whirlpool Corp.                                                                   83,500                                  6,678,330
====================================================================================================================================

HOUSEHOLD PRODUCTS--0.46%
Central Garden & Pet Co.                                    (a)                  143,500                                  7,199,395
====================================================================================================================================

HOUSEWARES & SPECIALTIES--1.39%
Fortune Brands, Inc.                                        (b)                   67,900                                  6,419,945
------------------------------------------------------------------------------------------------------------------------------------
Jarden Corp.                                                (a)(b)               405,350                                 15,549,226
====================================================================================================================================
                                                                                                                         21,969,171
====================================================================================================================================

INDUSTRIAL MACHINERY--0.73%
ITT Industries, Inc.                                        (b)                  108,500                                 11,544,400
====================================================================================================================================

INTEGRATED OIL & GAS--0.91%
Murphy Oil Corp.                                            (b)                  269,000                                 14,267,760
====================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.17%
NeuStar, Inc.-Class A                                       (a)                   98,000                                  2,744,000
====================================================================================================================================


CDV-QTR-1                             F-4

                                                                                                                           MARKET
                                                                                  SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.56%
Akamai Technologies, Inc.                                   (a)                  151,420                                $ 2,312,183
------------------------------------------------------------------------------------------------------------------------------------
Digital River, Inc.                                         (a)(b)               262,000                                 10,473,450
------------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                              (a)(b)               451,500                                 11,878,965
====================================================================================================================================
                                                                                                                         24,664,598
====================================================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--0.84%
iShares Nasdaq Biotechnology Index Fund                     (a)                  174,200                                 13,235,716
====================================================================================================================================

LEISURE PRODUCTS--0.81%
Brunswick Corp.                                             (b)                  272,800                                 12,701,568
====================================================================================================================================

MANAGED HEALTH CARE--1.60%
AMERIGROUP Corp.                                            (a)                  180,000                                  6,237,000
------------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                       73,700                                  7,867,475
------------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc.                                  (a)                   90,000                                  6,365,700
------------------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans Inc.                                  (a)                  125,000                                  4,790,000
====================================================================================================================================
                                                                                                                         25,260,175
====================================================================================================================================

OIL & GAS DRILLING--1.70%
Nabors Industries, Ltd. (Bermuda)                           (a)                  207,700                                 13,593,965
------------------------------------------------------------------------------------------------------------------------------------
Noble Corp. (Cayman Islands)                                (b)                  197,600                                 13,274,768
====================================================================================================================================
                                                                                                                         26,868,733
====================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.65%
Grant Prideco, Inc.                                         (a)                  364,100                                 11,687,610
------------------------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.                                 (a)(b)               286,100                                 14,977,335
------------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)                    (a)                  239,200                                 15,136,576
====================================================================================================================================
                                                                                                                         41,801,521
====================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.78%
Rosetta Resources, Inc.
(Acquired 06/28/05; Cost $12,241,600)                       (a)(c)(d)            765,100                                 12,241,600
====================================================================================================================================

OIL & GAS STORAGE & TRANSPORTATION--1.05%
Williams Cos., Inc. (The)                                                        780,200                                 16,571,448
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.79%
CapitalSource Inc.                                          (a)                  635,000                                 12,433,300
====================================================================================================================================

PACKAGED FOODS & MEATS--0.82%
McCormick & Co., Inc.                                                            187,300                                  6,514,294
------------------------------------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc.                                       (a)(b)               207,200                                  6,336,176
====================================================================================================================================
                                                                                                                         12,850,470
====================================================================================================================================


CDV-QTR-1                             F-5

                                                                                                                           MARKET
                                                                                  SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.84%
Medicis Pharmaceutical Corp.-Class A                        (b)                  198,700                                $ 6,739,904
------------------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                            (a)                  240,100                                  6,554,730
====================================================================================================================================
                                                                                                                         13,294,634
====================================================================================================================================

RAILROADS--0.40%
CSX Corp.                                                                        137,400                                  6,257,196
====================================================================================================================================

REAL ESTATE--1.26%
Aames Investment Corp.                                                           911,100                                  8,418,564
------------------------------------------------------------------------------------------------------------------------------------
People's Choice Financial Corp.
(Acquired 12/21/04-06/30/05; Cost $11,582,666)              (a)(d)             1,167,200                                 11,380,200
====================================================================================================================================
                                                                                                                         19,798,764
====================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.88%
CB Richard Ellis Group, Inc.-Class A                        (a)                  300,000                                 13,812,000
====================================================================================================================================

REGIONAL BANKS--0.47%
Signature Bank                                              (a)                  249,200                                  7,483,476
====================================================================================================================================

SEMICONDUCTORS--2.74%
Analog Devices, Inc.                                        (b)                  401,400                                 15,734,880
------------------------------------------------------------------------------------------------------------------------------------
ATI Technologies Inc. (Canada)                              (a)(b)               489,600                                  6,164,064
------------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                        389,887                                 12,113,789
------------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                (b)                  370,500                                  9,155,055
====================================================================================================================================
                                                                                                                         43,167,788
====================================================================================================================================

SPECIALIZED CONSUMER SERVICES--0.50%
Jackson Hewitt Tax Service Inc.                                                  310,500                                  7,858,755
====================================================================================================================================

SPECIALIZED FINANCE--0.73%
Chicago Mercantile Exchange Holdings Inc.                   (b)                   38,200                                 11,500,110
====================================================================================================================================

SPECIALTY STORES--1.75%
Office Depot, Inc.                                          (a)                  555,800                                 15,773,604
------------------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co.                                          (a)(b)               210,000                                 11,806,200
====================================================================================================================================
                                                                                                                         27,579,804
====================================================================================================================================

STEEL--0.82%
Nucor Corp.                                                                      118,000                                  6,543,100
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                        151,400                                  6,457,210
====================================================================================================================================
                                                                                                                         13,000,310
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.86%
Hudson City Bancorp, Inc.                                                      1,142,900                                 13,520,507
====================================================================================================================================

TRUCKING--0.39%
Swift Transportation Co., Inc.                              (a)(b)               278,800                                  6,130,812
====================================================================================================================================


CDV-QTR-1                             F-6

                                                                                                                          MARKET
                                                                                  SHARES                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.41%
American Tower Corp.-Class A                                (a)                  341,500                            $     7,847,670
------------------------------------------------------------------------------------------------------------------------------------
NII Holdings Inc.                                           (a)                  162,200                                 12,074,168
------------------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.                                           (a)                  221,700                                 18,112,890
====================================================================================================================================
                                                                                                                         38,034,728
====================================================================================================================================

Total Common Stocks & Other Equity Interests
(Cost $996,764,806)                                                                                                   1,274,569,382
====================================================================================================================================


                                                                              NUMBER
                                                                                OF       EXERCISE     EXPIRATION
                                                                             CONTRACTS     PRICE         DATE
------------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED--0.02%
HEALTH CARE EQUIPMENT--0.02%
 INAMED Corp. (Cost $478,680)                                                   999        $70.0         Oct-05              307,192
====================================================================================================================================


                                                                                SHARES
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.36%
Liquid Assets Portfolio-Institutional Class                 (e)               10,736,727                                 10,736,727
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                    (e)               10,736,727                                 10,736,727
====================================================================================================================================

Total Money Market Funds (Cost $21,473,454)                                                                              21,473,454
====================================================================================================================================

TOTAL INVESTMENTS--82.23% (excluding investments
purchased with cash collateral from securities loaned)
(Cost $1,018,716,940)                                                                                                  1,296,350,028
====================================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED
MONEY MARKET FUNDS--17.77%
Liquid Assets Portfolio-Institutional Class                 (e)(f)           140,065,731                                140,065,731
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                    (e)(f)           140,065,731                                140,065,731
====================================================================================================================================

Total Money Market Funds (purchased with cash collateral
from securities loaned)
(Cost $280,131,462)                                                                                                     280,131,462
====================================================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $1,298,848,402)                                                                                               $ 1,576,481,490
====================================================================================================================================

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2005 was $23,754,422, which represented 1.51% of the Fund's Total Investments. See Note 1A.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2005 was $44,580,302, which represented 2.83% of the Fund's Total Investments. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


     See accompanying notes which are an integral part of this schedule.


CDV-QTR-1                             F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


CDV-QTR-1                             F-8

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to


CDV-QTR-1                             F-9
     offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                   CHANGE IN
                    MARKET                                         UNREALIZED         MARKET                     REALIZED
                     VALUE        PURCHASES        PROCEEDS       APPRECIATION         VALUE       DIVIDEND       GAIN
FUND               10/31/04        AT COST        FROM SALES     (DEPRECIATION)      07/31/05       INCOME        (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class           $  10,261,930   $ 216,299,166   $ (215,824,369)     $    --         $ 10,736,727   $  323,732    $    --
-------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class              10,261,930     216,299,166     (215,824,369)          --           10,736,727      326,362         --
=========================================================================================================================
   SUBTOTAL     $  20,523,860   $ 432,598,332   $ (431,648,738)     $    --         $ 21,473,454   $  650,094    $    --
=========================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    CHANGE IN
                     MARKET                                         UNREALIZED         MARKET                   REALIZED
                      VALUE        PURCHASES        PROCEEDS       APPRECIATION         VALUE       DIVIDEND      GAIN
FUND                10/31/04        AT COST        FROM SALES     (DEPRECIATION)      07/31/05       INCOME*     (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Liquid
Assets
Portfolio-
Institutional
Class            $  69,189,281   $ 252,260,537   $ (181,384,087)    $    --         $ 140,065,731  $  139,798    $   --
-------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class               69,189,281     251,973,925     (181,097,475)         --           140,065,731     141,128        --
=========================================================================================================================
   SUBTOTAL      $ 138,378,562   $ 504,234,462   $ (362,481,562)    $    --         $ 280,131,462  $  280,926    $   --
=========================================================================================================================
   TOTAL         $ 158,902,422   $ 936,832,794   $ (794,130,300)    $    --         $ 301,604,916  $  931,020    $   --
=========================================================================================================================

* Net of compensation to counterparties.


CDV-QTR-1                             F-10

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2005, securities with an aggregate value of $273,685,919 were on loan to brokers. The loans were secured by cash collateral of $280,131,462 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $280,926 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $1,091,441,926 and $1,110,098,905, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
================================================================================
Aggregate unrealized appreciation of investment securities      $    286,406,527
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (9,226,079)
================================================================================
Net unrealized appreciation of investment securities            $    277,180,448
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $1,299,301,042.


CDV-QTR-1                             F-11

                                AIM CHARTER FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005


[Your goals. Our solutions.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com               CHT-QTR-1 7/05             A I M Advisors, inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)


                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
DOMESTIC COMMON STOCKS--74.94%
AEROSPACE & DEFENSE--0.98%
Northrop Grumman Corp.                                                             469,000                            $   26,006,050
====================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.42%
Bank of New York Co., Inc. (The)                                                 1,223,800                                37,668,564
====================================================================================================================================

BIOTECHNOLOGY--1.30%
Amgen Inc.                                             (a)                         432,000                                34,452,000
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--0.97%
Cisco Systems, Inc.                                    (a)                       1,347,000                                25,795,050
====================================================================================================================================

COMPUTER HARDWARE--2.00%
International Business Machines Corp.                                              634,700                                52,972,062
====================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.90%
Lexmark International, Inc.-Class A                    (a)                         803,100                                50,354,370
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.19%
First Data Corp.                                                                   685,000                                28,180,900
------------------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.-Class A                                                       179,600                                 3,448,320
====================================================================================================================================
                                                                                                                          31,629,220
====================================================================================================================================

DEPARTMENT STORES--0.99%
Kohl's Corp.                                           (a)                         464,400                                26,168,940
====================================================================================================================================

DIVERSIFIED BANKS--1.33%
Bank of America Corp.                                                              807,000                                35,185,200
====================================================================================================================================

ELECTRIC UTILITIES--1.03%
FPL Group, Inc.                                                                    634,400                                27,355,328
====================================================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--2.13%
Waste Management, Inc.                                                           2,006,500                                56,422,780
====================================================================================================================================

FOOD RETAIL--2.18%
Kroger Co. (The)                                       (a)                       2,912,000                                57,803,200
====================================================================================================================================

HOUSEHOLD PRODUCTS--1.24%
Kimberly-Clark Corp.                                                               513,000                                32,708,880
====================================================================================================================================


CHT-QTR-1                             F-1

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
INDUSTRIAL CONGLOMERATES--0.95%
General Electric Co.                                                               732,600                            $   25,274,700
====================================================================================================================================

INDUSTRIAL MACHINERY--2.04%
Dover Corp.                                                                      1,311,900                                54,128,994
====================================================================================================================================

INTEGRATED OIL & GAS--3.95%
Amerada Hess Corp.                                     (b)                         239,000                                28,168,540
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                  603,500                                35,455,625
------------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                   775,100                                41,111,304
====================================================================================================================================
                                                                                                                         104,735,469
====================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.89%
SBC Communications Inc.                                                          2,041,800                                49,922,010
====================================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.34%
Morgan Stanley                                                                     668,250                                35,450,663
====================================================================================================================================

MOVIES & ENTERTAINMENT--1.05%
News Corp.-Class A                                                               1,700,000                                27,846,000
====================================================================================================================================

MULTI-LINE INSURANCE--1.08%
American International Group, Inc.                                                 474,000                                28,534,800
====================================================================================================================================

MULTI-UTILITIES--1.24%
Dominion Resources, Inc.                                                           445,000                                32,867,700
====================================================================================================================================

OFFICE ELECTRONICS--1.74%
Xerox Corp.                                            (a)                       3,497,300                                46,199,333
====================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--5.20%
Baker Hughes Inc.                                                                  638,000                                36,072,520
------------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                  1,010,000                                61,599,900
------------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                          589,100                                40,023,454
====================================================================================================================================
                                                                                                                         137,695,874
====================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.14%
Apache Corp.                                                                       442,200                                30,246,480
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.10%
Citigroup Inc.                                                                     670,000                                29,145,000
====================================================================================================================================

PACKAGED FOODS & MEATS--4.22%
Campbell Soup Co.                                                                  847,000                                26,129,950
------------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                              1,051,000                                49,817,400
------------------------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc.-Class A                                                         1,170,000                                35,743,500
====================================================================================================================================
                                                                                                                         111,690,850
====================================================================================================================================


CHT-QTR-1                             F-2

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
PAPER PRODUCTS--1.40%
Georgia-Pacific Corp.                                                            1,087,000                            $   37,121,050
====================================================================================================================================

PHARMACEUTICALS--7.12%
Bristol-Myers Squibb Co.                                                         1,635,000                                40,842,300
------------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                              (a)                         884,000                                35,289,280
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                 2,420,000                                75,165,200
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                              815,000                                37,286,250
====================================================================================================================================
                                                                                                                         188,583,030
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE--4.95%
Berkshire Hathaway Inc.-Class A                        (a)                             710                                59,285,000
------------------------------------------------------------------------------------------------------------------------------------
Chubb Corp. (The)                                                                  398,000                                35,350,360
------------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                828,122                                36,453,930
====================================================================================================================================
                                                                                                                         131,089,290
====================================================================================================================================

PUBLISHING--3.05%
Gannett Co., Inc.                                                                  656,800                                47,920,128
------------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                        900,000                                32,850,000
====================================================================================================================================
                                                                                                                          80,770,128
====================================================================================================================================

RAILROADS--1.05%
Union Pacific Corp.                                                                397,000                                27,913,070
====================================================================================================================================

REGIONAL BANKS--1.03%
Fifth Third Bancorp                                                                631,400                                27,213,340
====================================================================================================================================

SEMICONDUCTORS--4.61%
Analog Devices, Inc.                                                               751,000                                29,439,200
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                      1,316,300                                35,724,382
------------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                     1,254,600                                31,001,166
------------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                           (b)                         915,000                                25,940,250
====================================================================================================================================
                                                                                                                         122,104,998
====================================================================================================================================

SOFT DRINKS--1.50%
Coca-Cola Co. (The)                                                                910,000                                39,821,600
====================================================================================================================================

SYSTEMS SOFTWARE--4.63%
Computer Associates International, Inc.                                          1,403,093                                38,514,903
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                  3,287,000                                84,180,070
====================================================================================================================================
                                                                                                                         122,694,973
====================================================================================================================================

Total Domestic Common Stocks
(Cost $1,737,792,169)                                                                                                  1,985,570,996
====================================================================================================================================


CHT-QTR-1                             F-3

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--19.29%
BERMUDA--5.01%

Accenture Ltd.-Class A                                 (a)                       1,812,800                            $   45,392,512
(IT Consulting & Other Services)
------------------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Ltd.  (Oil & Gas Drilling)          (a)                         501,300                                32,810,085
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                          1,790,300                                54,550,441
(Industrial Conglomerates)
====================================================================================================================================
                                                                                                                         132,753,038
====================================================================================================================================

CAYMAN ISLANDS--1.04%
ACE Ltd. (Property & Casualty Insurance)                                           599,300                                27,693,653
====================================================================================================================================

FINLAND --1.16%
Nokia Oyj-ADR (Communications Equipment)                                         1,924,100                                30,689,395
====================================================================================================================================

FRANCE--1.98%
TOTAL S.A. (Integrated Oil & Gas)                      (c)                         210,000                                52,515,041
====================================================================================================================================

ISRAEL--1.80%
Teva Pharmaceutical Industries
 Ltd.-ADR (Pharmaceuticals)                            (b)                       1,518,000                                47,665,200
====================================================================================================================================

NETHERLANDS--4.64%
Heineken N.V. (Brewers)                                (c)                       1,347,106                                42,859,594
------------------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics                (c)                       1,839,900                                49,888,093
------------------------------------------------------------------------------------------------------------------------------------
N.V. (Consumer Electronics)
------------------------------------------------------------------------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)                 (c)                         450,000                                30,156,186
====================================================================================================================================
                                                                                                                         122,903,873
====================================================================================================================================

UNITED KINGDOM--3.66%
BP PLC-ADR (Integrated Oil & Gas)                                                  440,900                                29,046,492
------------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                                        1,430,000                                67,839,200
====================================================================================================================================
                                                                                                                          96,885,692
====================================================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $425,251,404)                                                                                                      511,105,892
====================================================================================================================================

MONEY MARKET FUNDS--4.77%
Liquid Assets Portfolio-Institutional Class            (d)                      63,179,495                                63,179,495
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class               (d)                      63,179,495                                63,179,495
====================================================================================================================================

Total Money Market Funds (Cost $126,358,990)                                                                             126,358,990
====================================================================================================================================

TOTAL INVESTMENTS--99.00% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $2,289,402,563)                                                                                          2,623,035,878
====================================================================================================================================


CHT-QTR-1                             F-4

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--1.00%
Liquid Assets Portfolio-Institutional Class            (d)(e)                   26,402,600                            $   26,402,600
====================================================================================================================================

Total Money Market Funds (purchased
with cash collateral from securities loaned)
 (Cost $26,402,600)                                                                                                       26,402,600
====================================================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $2,315,805,163)                                                                                                 $2,649,438,478
====================================================================================================================================


     Investment Abbreviations:

     ADR- American Depositary Receipt

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at July 31, 2005 was $175,418,914, which represented 6.62% of the Fund's Total Investments. See
     Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of this schedule.


CHT-QTR-1                             F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


CHT-QTR-1                             F-6

           Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


CHT-QTR-1                             F-7

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           CHANGE IN
                             MARKET                                        UNREALIZED        MARKET
                              VALUE      PURCHASES AT   PROCEEDS FROM     APPRECIATION        VALUE         DIVIDEND      REALIZED
FUND                        10/31/04         COST           SALES        (DEPRECIATION)      07/31/05        INCOME      GAIN (LOSS)
====================================================================================================================================
Liquid Assets
Portfolio-Institutional
Class                     $ 83,058,993   $323,524,173   $(343,403,671)   $          --     $ 63,179,495    $1,832,645    $        --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                       83,058,993    323,524,173    (343,403,671)             --        63,179,495     1,853,798             --
====================================================================================================================================
   SUBTOTAL               $166,117,986  $ 647,048,346   $(686,807,342)   $         --      $126,358,990    $3,686,443    $        --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                            CHANGE IN
                             MARKET                                         UNREALIZED        MARKET
                              VALUE      PURCHASES AT   PROCEEDS FROM      APPRECIATION        VALUE         DIVIDEND     REALIZED
FUND                        10/31/04         COST           SALES         (DEPRECIATION)      07/31/05        INCOME*    GAIN (LOSS)
====================================================================================================================================
Liquid Assets
Portfolio-Institutional
Class                     $         --  $   50,511,075  $   (24,108,475)  $         --      $ 26,402,600    $    17,583  $        --
====================================================================================================================================
STIC Prime
Portfolio-Institutional
Class                     $ 27,336,279  $  394,762,002  $  (422,098,281)  $         --      $         --     $  140,660  $        --
====================================================================================================================================
   SUBTOTAL               $ 27,336,279  $  445,273,077  $  (446,206,756)  $         --      $ 26,402,600     $  158,243  $        --
====================================================================================================================================
   TOTAL                  $193,454,265  $1,092,321,423  $(1,133,014,098)  $         --      $152,761,590     $3,844,686  $        --
====================================================================================================================================

* Net of compensation to counterparties.


CHT-QTR-1                             F-8

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

           At July 31, 2005, securities with an aggregate value of $25,804,289 were on loan to brokers. The loans were secured by cash collateral of $26,402,600 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $158,243 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $465,458,632 and $715,312,603, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                        $    347,361,122
------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                          (62,819,272)
==================================================================================================================
Net unrealized appreciation of investment securities                                              $    284,541,850
==================================================================================================================
Cost of investments for tax purposes is $2,364,896,628.


CHT-QTR-1                             F-9

                             AIM CONSTELLATION FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005

[Your goals. Our Solutions]                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com               CST-QTR-1 7/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)


                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
COMMON STOCKS & OTHER EQUITY
INTERESTS--98.16%
ADVERTISING--1.37%
Lamar Advertising Co.-Class A                                (a)                 1,117,100                            $   49,163,571
------------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                 360,000                                30,553,200
====================================================================================================================================
                                                                                                                          79,716,771
====================================================================================================================================

AEROSPACE & DEFENSE--0.84%
Honeywell International Inc.                                                     1,250,000                                49,100,000
====================================================================================================================================

APPAREL RETAIL--1.11%
Abercrombie & Fitch Co.-Class A                                                    500,000                                36,025,000
------------------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                1,070,800                                28,376,200
====================================================================================================================================
                                                                                                                          64,401,200
====================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.82%
Coach, Inc.                                                  (a)                 1,362,100                                47,823,331
====================================================================================================================================

APPLICATION SOFTWARE--2.11%
Amdocs Ltd. (United Kingdom)                                 (a)                   800,000                                23,752,000
------------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                   1,200,000                                41,028,000
------------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.                                                 (a)                 1,326,800                                58,339,396
====================================================================================================================================
                                                                                                                         123,119,396
====================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.42%
Franklin Resources, Inc.                                                           300,000                                24,246,000
====================================================================================================================================

BIOTECHNOLOGY--4.04%
Amgen Inc.                                                   (a)                   963,100                                76,807,225
------------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                              (a)                   309,000                                27,602,970
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                        (a)                 1,230,600                                55,143,186
------------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                                    (a)                   649,600                                26,828,480
------------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.                                    (a)                 1,142,800                                26,044,412
------------------------------------------------------------------------------------------------------------------------------------
Serono S.A. -Class B (Switzerland)                           (b)                    33,651                                22,644,826
====================================================================================================================================
                                                                                                                         235,071,099
====================================================================================================================================

BROADCASTING & CABLE TV--1.56%
Univision Communications Inc.-Class A                        (a)                 1,250,000                                35,350,000
------------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings Inc.-Class A                     (a)(c)              1,552,700                                55,322,701
====================================================================================================================================
                                                                                                                          90,672,701
====================================================================================================================================


CST-QTR-1                             F-1

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
COMMUNICATIONS EQUIPMENT--2.43%
Cisco Systems, Inc.                                          (a)                 3,500,000                            $   67,025,000
------------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                                    (a)                 1,000,000                                25,290,000
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                    1,250,000                                49,362,500
====================================================================================================================================
                                                                                                                         141,677,500
====================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.66%
Best Buy Co., Inc.                                                                 500,000                                38,300,000
====================================================================================================================================

COMPUTER HARDWARE--3.92%
Apple Computer, Inc.                                         (a)                 2,500,000                               106,625,000
------------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                                    (a)                 3,000,000                               121,410,000
====================================================================================================================================
                                                                                                                         228,035,000
====================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.94%
EMC Corp.                                                    (a)                 4,000,000                                54,760,000
====================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.74%
Caterpillar Inc.                                                                 1,200,000                                64,692,000
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                        500,000                                36,765,000
====================================================================================================================================
                                                                                                                         101,457,000
====================================================================================================================================

CONSUMER ELECTRONICS--1.40%
Garmin Ltd. (Cayman Islands)                                 (c)                   400,000                                21,956,000
------------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                              693,200                                59,580,540
====================================================================================================================================
                                                                                                                          81,536,540
====================================================================================================================================

CONSUMER FINANCE--1.59%
American Express Co.                                                               750,000                                41,250,000
------------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                        1,000,000                                51,490,000
====================================================================================================================================
                                                                                                                          92,740,000
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.33%
Fiserv, Inc.                                                 (a)                 1,500,000                                66,555,000
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain Inc.                                           (a)                 1,000,000                                34,290,000
------------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                    1,000,000                                34,910,000
====================================================================================================================================
                                                                                                                         135,755,000
====================================================================================================================================

DEPARTMENT STORES--1.24%
J.C. Penney Co., Inc.                                                              350,000                                19,649,000
------------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.                                                 (a)                   500,000                                28,175,000
------------------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp.                                         (a)                   157,372                                24,271,483
====================================================================================================================================
                                                                                                                          72,095,483
====================================================================================================================================

DIVERSIFIED BANKS--0.75%
Bank of America Corp.                                                            1,000,000                                43,600,000
====================================================================================================================================


CST-QTR-1                             F-2

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
DIVERSIFIED CHEMICALS--1.47%
Dow Chemical Co. (The)                                                             650,000                            $   31,167,500
------------------------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours and Co.                                                   750,900                                32,048,412
------------------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                               400,000                                22,156,000
====================================================================================================================================
                                                                                                                          85,371,912
====================================================================================================================================

DIVERSIFIED METALS & MINING--0.57%
Phelps Dodge Corp.                                                                 311,300                                33,137,885
====================================================================================================================================

DRUG RETAIL--1.14%
CVS Corp.                                                                          600,000                                18,618,000
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                     1,000,000                                47,860,000
====================================================================================================================================
                                                                                                                          66,478,000
====================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.20%
Emerson Electric Co.                                                               510,500                                33,590,900
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                          700,000                                36,057,000
====================================================================================================================================
                                                                                                                          69,647,900
====================================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.81%
Monsanto Co.                                                                       700,000                                47,159,000
====================================================================================================================================

FOOD RETAIL--0.50%
Whole Foods Market, Inc.                                                           214,700                                29,308,697
====================================================================================================================================

FOOTWEAR--0.72%
NIKE, Inc.-Class B                                                                 500,000                                41,900,000
====================================================================================================================================

HEALTH CARE EQUIPMENT--6.92%
Bard (C.R.), Inc.                                                                  504,636                                33,704,638
------------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson and Co.                                                        1,034,200                                57,263,654
------------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                     1,655,475                                63,123,262
------------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                         (a)                   665,300                                44,608,365
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                  1,377,500                                74,302,350
------------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                                       (a)                 1,391,200                                65,956,792
------------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                 (a)                 1,040,900                                40,865,734
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.                                        (a)                   284,000                                23,390,240
====================================================================================================================================
                                                                                                                         403,215,035
====================================================================================================================================

HEALTH CARE FACILITIES--0.41%
Health Management Associates, Inc.-Class A                                       1,000,000                                23,800,000
====================================================================================================================================

HEALTH CARE SERVICES--1.86%
Caremark Rx, Inc.                                            (a)                 2,427,881                               108,234,935
====================================================================================================================================

HEALTH CARE SUPPLIES--1.33%
Alcon, Inc. (Switzerland)                                                          677,400                                77,596,170
====================================================================================================================================


CST-QTR-1                             F-3

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
HOME ENTERTAINMENT SOFTWARE--0.54%
Electronic Arts Inc.                                         (a)                   550,000                            $   31,680,000
====================================================================================================================================

HOMEFURNISHING RETAIL--0.95%
Bed Bath & Beyond Inc.                                       (a)                 1,200,000                                55,080,000
====================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.62%
Carnival Corp. (Panama)                                      (d)                   900,000                                47,160,000
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                    (e)                   750,000                                47,490,000
====================================================================================================================================
                                                                                                                          94,650,000
====================================================================================================================================

HOUSEHOLD PRODUCTS--0.57%
Procter & Gamble Co. (The)                                                         600,000                                33,378,000
====================================================================================================================================

HOUSEWARES & SPECIALTIES--0.30%
Jarden Corp.                                                 (a)                   450,000                                17,262,000
====================================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.31%
Robert Half International Inc.                                                   2,250,000                                76,252,500
====================================================================================================================================

INDUSTRIAL CONGLOMERATES--1.54%
General Electric Co.                                                             1,500,000                                51,750,000
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                                1,250,000                                38,087,500
====================================================================================================================================
                                                                                                                          89,837,500
====================================================================================================================================

INDUSTRIAL GASES--0.60%
Air Products and Chemicals, Inc.                                                   285,500                                17,061,480
------------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                      364,300                                17,992,777
====================================================================================================================================
                                                                                                                          35,054,257
====================================================================================================================================

INDUSTRIAL MACHINERY--4.20%
Danaher Corp.                                                                    1,000,000                                55,450,000
------------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                        500,000                                32,670,000
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                           363,300                                31,116,645
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd-Class A (Bermuda)                                         1,100,000                                85,987,000
------------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                              600,000                                39,432,000
====================================================================================================================================
                                                                                                                         244,655,645
====================================================================================================================================

INTEGRATED OIL & GAS--3.44%
Chevron Corp.                                                                      488,000                                28,308,880
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                     900,000                                56,331,000
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                1,500,000                                88,125,000
------------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                         334,500                                27,522,660
====================================================================================================================================
                                                                                                                         200,287,540
====================================================================================================================================

INTERNET RETAIL--1.20%
eBay Inc.                                                    (a)                 1,666,900                                69,643,082
====================================================================================================================================


CST-QTR-1                             F-4

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
INTERNET SOFTWARE & SERVICES--2.52%
Google Inc.-Class A                                          (a)                   199,113                            $   57,296,757
------------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                                  (a)                 2,683,700                                89,474,558
====================================================================================================================================
                                                                                                                         146,771,315
====================================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.82%
Goldman Sachs Group, Inc. (The)                                                    550,000                                59,114,000
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                          797,400                                46,871,172
====================================================================================================================================
                                                                                                                         105,985,172
====================================================================================================================================

IT CONSULTING & OTHER SERVICES--0.42%
Cognizant Technology Solutions Corp.-Class A                 (a)                   500,000                                24,540,000
====================================================================================================================================

MANAGED HEALTH CARE--3.54%
Aetna Inc.                                                                         826,800                                63,994,320
------------------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.                              (a)                   479,300                                36,522,660
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                            926,200                                48,440,260
------------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.                                              (a)                   810,300                                57,320,622
====================================================================================================================================
                                                                                                                         206,277,862
====================================================================================================================================

MOVIES & ENTERTAINMENT--0.30%
Pixar                                                        (a)                   400,000                                17,204,000
====================================================================================================================================

OIL & GAS DRILLING--1.67%
ENSCO International Inc.                                                         1,062,000                                42,883,560
------------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (Cayman Islands)                                               550,000                                24,744,500
------------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                                                         900,000                                29,547,000
====================================================================================================================================
                                                                                                                          97,175,060
====================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.39%
Baker Hughes Inc.                                                                  740,000                                41,839,600
------------------------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.                                  (a)                   750,000                                39,262,500
====================================================================================================================================
                                                                                                                          81,102,100
====================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.63%
Apache Corp.                                                                       400,000                                27,360,000
------------------------------------------------------------------------------------------------------------------------------------
Burlington Resources Inc.                                                          370,000                                23,720,700
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                 800,000                                44,872,000
------------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.                                     (a)                   600,000                                25,494,000
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                   900,666                                31,604,370
====================================================================================================================================
                                                                                                                         153,051,070
====================================================================================================================================

OIL & GAS REFINING & MARKETING --0.99%
Valero Energy Corp.                                                                700,000                                57,946,000
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.02%
Citigroup Inc.                                                                   1,366,000                                59,421,000
====================================================================================================================================


CST-QTR-1                             F-5

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
PACKAGED FOODS & MEATS--0.35%
Kellogg Co.                                                                        451,700                            $   20,466,527
====================================================================================================================================

PERSONAL PRODUCTS--0.96%
Gillette Co. (The)                                                               1,042,000                                55,924,140
====================================================================================================================================

PHARMACEUTICALS--4.82%
Johnson & Johnson                                                                1,696,100                               108,482,556
------------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                                             1,323,600                                44,896,512
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                      1,800,300                                47,707,950
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                                 1,606,400                                50,440,960
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                              642,800                                29,408,100
====================================================================================================================================
                                                                                                                         280,936,078
====================================================================================================================================

RESTAURANTS--0.39%
Brinker International, Inc.                                  (a)                   554,200                                22,666,780
====================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.95%
Applied Materials, Inc.                                                          1,583,600                                29,233,256
------------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                   500,000                                25,850,000
====================================================================================================================================
                                                                                                                          55,083,256
====================================================================================================================================

SEMICONDUCTORS--4.89%
Analog Devices, Inc.                                                             1,750,000                                68,600,000
------------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                          1,450,000                                56,347,000
------------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)                      (a)                   750,000                                32,767,500
------------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                    806,985                                33,788,462
------------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                        3,000,052                                93,211,616
====================================================================================================================================
                                                                                                                         284,714,578
====================================================================================================================================

SOFT DRINKS--0.56%
PepsiCo, Inc.                                                                      600,000                                32,718,000
====================================================================================================================================

SPECIALIZED FINANCE--0.21%
Chicago Mercantile Exchange Holdings Inc.                                           41,200                                12,403,260
====================================================================================================================================

SPECIALTY CHEMICALS--0.78%
Ecolab Inc.                                                                        800,000                                26,864,000
------------------------------------------------------------------------------------------------------------------------------------
Rohm and Haas Co.                                                                  405,100                                18,658,906
====================================================================================================================================
                                                                                                                          45,522,906
====================================================================================================================================

SPECIALTY STORES--1.70%
Office Depot, Inc.                                           (a)                 1,163,800                                33,028,644
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                    2,895,000                                65,919,150
====================================================================================================================================
                                                                                                                          98,947,794
====================================================================================================================================


CST-QTR-1                             F-6

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
====================================================================================================================================
STEEL--1.26%
Nucor Corp.                                                                        450,000                            $   24,952,500
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                        1,134,800                                48,399,220
====================================================================================================================================
                                                                                                                          73,351,720
====================================================================================================================================

SYSTEMS SOFTWARE--2.52%
McAfee Inc.                                                  (a)                 1,000,000                                31,400,000
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                  3,500,000                                89,635,000
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                 (a)                 1,899,984                                25,801,783
====================================================================================================================================
                                                                                                                         146,836,783
====================================================================================================================================

Total Common Stocks & Other Equity Interests
(Cost $4,097,028,150)                                                                                                  5,716,782,480
====================================================================================================================================

MONEY MARKET FUNDS--1.54%
Liquid Assets Portfolio-Institutional Class                  (f)                44,737,539                                44,737,539
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                     (f)                44,737,539                                44,737,539
====================================================================================================================================

Total Money Market Funds (Cost $89,475,078)                                                                               89,475,078
====================================================================================================================================

TOTAL INVESTMENTS--99.70% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $4,186,503,228)                                                                                          5,806,257,558
====================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM  SECURITIES LOANED
MONEY MARKET FUNDS--0.30%
Liquid Assets Portfolio-Institutional Class                  (f)(g)                      2                                         2
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                     (f)(g)             17,649,997                                17,649,997
====================================================================================================================================

Total Money Market Funds (purchased with cash
 collateral from securities loaned) (Cost $17,649,999)                                                                    17,649,999
====================================================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $4,204,153,227)                                                                                                 $5,823,907,557
====================================================================================================================================


CST-QTR-1                             F-7

     Investment Abbreviations:

     ADR                           American Depositary Receipt

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at July 31, 2005 represented 0.39% of the Fund's Total Investments. See Note 1A.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(d)  Each unit represents one common share and one trust share.

(e)  Each unit represents one common share and one Class B share.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


     See accompanying notes which are an integral part of this schedule.


CST-QTR-1                             F-8

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


CST-QTR-1                             F-9

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


CST-QTR-1                             F-10

E. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transaction.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                              CHANGE IN
                                                                              UNREALIZED       MARKET
                            MARKET VALUE   PURCHASES AT    PROCEEDS FROM     APPRECIATION       VALUE      DIVIDEND       REALIZED
        FUND                  10/31/04         COST            SALES        (DEPRECIATION)    07/31/05      INCOME       GAIN (LOSS)
====================================================================================================================================
Liquid Assets
Portfolio-Institutional
Class                       $21,040,807   $  801,929,252  $  (778,232,520)  $          --   $44,737,539   $ 1,074,521    $        --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                        21,040,807      801,929,252     (778,232,520)             --    44,737,539     1,087,411             --
====================================================================================================================================
   SUBTOTAL                 $42,081,614   $1,603,858,504  $(1,556,465,040)  $          --   $89,475,078   $ 2,161,932    $        --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                               CHANGE IN
                                                                               UNREALIZED      MARKET
                            MARKET VALUE   PURCHASES AT    PROCEEDS FROM      APPRECIATION      VALUE      DIVIDEND       REALIZED
        FUND                  10/31/04         COST            SALES         (DEPRECIATION)   07/31/05      INCOME *     GAIN (LOSS)
====================================================================================================================================
Liquid Assets
Portfolio-Institutional
Class                       $969,136,004   $  898,782,312  $(1,867,918,314)  $          --   $         2   $   158,549    $       --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                          4,938,485    1,249,712,909   (1,237,001,397)             --    17,649,997        65,110            --
====================================================================================================================================
   SUBTOTAL                 $974,074,489   $2,148,495,221  $(3,104,919,711)  $          --   $17,649,999   $   223,659    $       --
====================================================================================================================================
* Net of compensation to counterparties.

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting


CST-QTR-1                             F-11
securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions affiliates for the nine months ended July 31, 2005.

INVESTMENTS IN OTHER AFFILIATES:
                                                                               CHANGE IN
                                                                               UNREALIZED      MARKET
                            MARKET VALUE   PURCHASES AT    PROCEEDS FROM      APPRECIATION      VALUE      DIVIDEND       REALIZED
        FUND                  10/31/04         COST            SALES         (DEPRECIATION)   07/31/05      INCOME       GAIN (LOSS)
====================================================================================================================================
Dolby
Laboratories
Inc.- Class A             $          --    $    5,979,335  $    (5,790,071)  $          --   $        --   $        --   $ (189,264)
====================================================================================================================================
   TOTAL                  $1,016,156,103   $3,758,333,060  $(4,667,174,822)  $          --   $107,125,077  $  2,385,591  $ (189,264)
====================================================================================================================================


NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At July 31, 2005, securities with an aggregate value of $17,339,342 were on loan to brokers. The loans were secured by cash collateral of $17,649,999 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $223,659 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $2,331,130,093 and $3,744,684,681, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
=======================================================================================================================
Aggregate unrealized appreciation of investment securities                                            $   1,680,527,458
-----------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                (60,955,825)
=======================================================================================================================
Net unrealized appreciation of investment securities                                                  $   1,619,571,633
=======================================================================================================================
Cost of investments for tax purposes is $4,204,335,924.


CST-QTR-1                             F-12

                          AIM DIVERSIFIED DIVIDEND FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005


[Your goals. Our solution.]                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com               DDI-QTR-1 7/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)


                                                                                                  MARKET
                                                                          SHARES                   VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS--92.35%
AEROSPACE & DEFENSE--4.35%
Honeywell International Inc.                                               666,100          $       26,164,408
--------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                               542,400                  21,332,592
--------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                  744,600                  37,751,220
==============================================================================================================
                                                                                                    85,248,220
==============================================================================================================

ALUMINUM--0.82%
Alcoa Inc.                                                                 571,000                  16,016,550
==============================================================================================================

APPAREL RETAIL--2.75%
Limited Brands, Inc.                                                     1,444,100                  35,207,158
--------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                       796,400                  18,723,364
==============================================================================================================
                                                                                                    53,930,522
==============================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.80%
V. F. Corp.                                                                264,300                  15,604,272
==============================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.61%
Bank of New York Co., Inc. (The)                                           777,600                  23,934,528
--------------------------------------------------------------------------------------------------------------
Federated Investors, Inc.-Class B                                          248,100                   7,924,314
--------------------------------------------------------------------------------------------------------------
State Street Corp.                                                         390,400                  19,418,496
==============================================================================================================
                                                                                                    51,277,338
==============================================================================================================

AUTO PARTS & EQUIPMENT--1.08%
Johnson Controls, Inc.                                                     368,300                  21,155,152
==============================================================================================================

BREWERS--1.37%
Anheuser-Busch Cos., Inc.                                                  605,100                  26,836,185
==============================================================================================================

BUILDING PRODUCTS--0.10%
Masco Corp.                                                                 56,700                   1,922,697
==============================================================================================================

CASINOS & GAMING--0.77%
International Game Technology                                              550,441                  15,060,066
==============================================================================================================


DDI-QTR-1                             F-1

                                                                                                   MARKET
                                                                           SHARES                  VALUE
--------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.85%
QUALCOMM Inc.                                                              422,300          $       16,676,627
==============================================================================================================

COMPUTER HARDWARE--2.67%
Hewlett-Packard Co.                                                        906,800                  22,325,416
--------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                      360,000                  30,045,600
==============================================================================================================
                                                                                                    52,371,016
==============================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.14%
Deere & Co.                                                                303,200                  22,294,296
==============================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.77%
Automatic Data Processing, Inc.                                            290,000                  12,878,900
--------------------------------------------------------------------------------------------------------------
First Data Corp.                                                           531,300                  21,857,682
==============================================================================================================
                                                                                                    34,736,582
==============================================================================================================

DISTRIBUTORS--0.70%
Genuine Parts Co.                                                          300,300                  13,750,737
==============================================================================================================

DIVERSIFIED BANKS--2.63%
Bank of America Corp.                                                      422,500                  18,421,000
--------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                               419,200                  12,601,152
--------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                             407,500                  20,529,850
==============================================================================================================
                                                                                                    51,552,002
==============================================================================================================

DIVERSIFIED CHEMICALS--1.74%
E. I. du Pont de Nemours and Co.                                           308,100                  13,149,708
--------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                       321,500                  20,907,145
==============================================================================================================
                                                                                                    34,056,853
==============================================================================================================

DRUG RETAIL--0.87%
Walgreen Co.                                                               355,100                  16,995,086
==============================================================================================================

ELECTRIC UTILITIES--0.94%
Exelon Corp.                                                               343,800                  18,400,176
==============================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.86%
Emerson Electric Co.                                                       555,500                  36,551,900
==============================================================================================================


DDI-QTR-1                             F-2

                                                                                                  MARKET
                                                                            SHARES                VALUE
--------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS--1.17%
Weyerhaeuser Co.                                                           332,600          $       22,942,748
==============================================================================================================

GENERAL MERCHANDISE STORES--1.35%
Target Corp.                                                               449,900                  26,431,625
==============================================================================================================

HEALTH CARE EQUIPMENT--3.06%
Baxter International Inc.                                                  615,500                  24,170,685
--------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                            664,400                  35,837,736
==============================================================================================================
                                                                                                    60,008,421
==============================================================================================================

HOME IMPROVEMENT RETAIL--1.26%
Home Depot, Inc. (The)                                                     569,500                  24,778,945
==============================================================================================================

HOUSEHOLD APPLIANCES--0.54%
Snap-on Inc.                                                               286,500                  10,508,820
==============================================================================================================

HOUSEHOLD PRODUCTS--1.53%
Colgate-Palmolive Co.                                                      249,500                  13,208,530
--------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                       263,700                  16,813,512
==============================================================================================================
                                                                                                    30,022,042
==============================================================================================================

HYPERMARKETS & SUPER CENTERS--0.91%
Wal-Mart Stores, Inc.                                                      362,400                  17,884,440
==============================================================================================================

INDUSTRIAL CONGLOMERATES--2.51%
General Electric Co.                                                     1,428,000                  49,266,000
==============================================================================================================

INDUSTRIAL GASES--1.53%
Praxair, Inc.                                                              607,957                  30,026,996
==============================================================================================================

INDUSTRIAL MACHINERY--2.69%
Illinois Tool Works Inc.                                                   188,517                  16,146,481
--------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A (Bermuda)                                  304,600                  23,810,582
--------------------------------------------------------------------------------------------------------------
Pentair, Inc.                                                              319,500                  12,834,315
==============================================================================================================
                                                                                                    52,791,378
==============================================================================================================


DDI-QTR-1                             F-3

                                                                                                  MARKET
                                                                           SHARES                  VALUE
v-------------------------------------------------------------------------------------------------------------
INSURANCE BROKERS--0.95%
Marsh & McLennan Cos., Inc.                                                640,800          $       18,563,976
==============================================================================================================

INTEGRATED OIL & GAS--4.54%
ConocoPhillips                                   (a)                        47,800                   2,991,802
--------------------------------------------------------------------------------------------------------------
Eni S.p.A. (Italy)                               (b)                       334,800                   9,485,201
--------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          483,500                  28,405,625
--------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                 285,900                  23,523,852
--------------------------------------------------------------------------------------------------------------
TOTAL S.A. (France)                              (b)                        98,151                  24,544,780
==============================================================================================================
                                                                                                    88,951,260
==============================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--2.25%
BellSouth Corp.                                                          1,041,300                  28,739,880
--------------------------------------------------------------------------------------------------------------
SBC Communications Inc.                                                    626,500                  15,317,925
==============================================================================================================
                                                                                                    44,057,805
==============================================================================================================

INVESTMENT BANKING & BROKERAGE--3.58%
Merrill Lynch & Co., Inc.                                                  552,600                  32,481,828
--------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                             712,400                  37,792,820
==============================================================================================================
                                                                                                    70,274,648
==============================================================================================================

LIFE & HEALTH INSURANCE--0.05%
Prudential Financial, Inc.                                                  13,700                     916,530
==============================================================================================================

MULTI-LINE INSURANCE--0.16%
Hartford Financial Services Group, Inc. (The)                               38,000                   3,061,660
==============================================================================================================

MULTI-UTILITIES--2.68%
Dominion Resources, Inc.                                                   464,800                  34,330,128
--------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group Inc.                                        42,200                   2,713,460
--------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                     387,200                  15,546,080
==============================================================================================================
                                                                                                    52,589,668
==============================================================================================================

OIL & GAS DRILLING--0.65%
GlobalSantaFe Corp. (Cayman Islands)                                       282,900                  12,727,671
==============================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.14%
Schlumberger Ltd. (Netherlands)                                            268,200                  22,459,068
==============================================================================================================


DDI-QTR-1                             F-4

                                                                                                  MARKET
                                                                           SHARES                  VALUE
--------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.99%
Citigroup Inc.                                                             899,100          $       39,110,850
==============================================================================================================

PACKAGED FOODS & MEATS--1.45%
General Mills, Inc.                                                        363,200                  17,215,680
--------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                             559,300                  11,146,849
==============================================================================================================
                                                                                                    28,362,529
==============================================================================================================

PHARMACEUTICALS--9.41%
Abbott Laboratories                                                        558,700                  26,052,181
--------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                   403,100                  10,069,438
--------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                          587,800                  37,595,688
--------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                          514,300                  28,965,376
--------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                           446,100                  13,855,866
--------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                              1,476,780                  39,134,670
--------------------------------------------------------------------------------------------------------------
Wyeth                                                                      629,600                  28,804,200
==============================================================================================================
                                                                                                   184,477,419
==============================================================================================================

PROPERTY & CASUALTY INSURANCE--2.87%
Chubb Corp. (The)                                                           14,200                   1,261,244
--------------------------------------------------------------------------------------------------------------
MBIA Inc.                                                                  344,000                  20,894,560
--------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                        776,300                  34,172,726
==============================================================================================================
                                                                                                    56,328,530
==============================================================================================================

PUBLISHING--1.57%
Gannett Co., Inc.                                                          423,000                  30,862,080
==============================================================================================================

REGIONAL BANKS--2.59%
Cullen/Frost Bankers, Inc.                                                  65,400                   3,276,540
--------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                        634,500                  27,346,950
--------------------------------------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                                  734,300                  20,112,477
==============================================================================================================
                                                                                                    50,735,967
==============================================================================================================

RESTAURANTS--1.01%
Outback Steakhouse, Inc.                                                   424,700                  19,782,526
==============================================================================================================

SEMICONDUCTORS--3.34%
Intel Corp.                                                                635,000                  17,233,900
--------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                    728,000                  28,290,080
--------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                     630,800                  20,034,208
==============================================================================================================
                                                                                                    65,558,188
==============================================================================================================


DDI-QTR-1                             F-5

                                                                                                  MARKET
                                                                           SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------
SOFT DRINKS--0.64%
Coca-Cola Co. (The)                                                        285,070          $       12,474,663
==============================================================================================================

SPECIALIZED CONSUMER SERVICES--0.13%
H&R Block, Inc.                                                             44,200                   2,517,632
==============================================================================================================

SPECIALTY CHEMICALS--0.43%
Ecolab Inc.                                                                250,500                   8,411,790
==============================================================================================================

SYSTEMS SOFTWARE--1.72%
Microsoft Corp.                                                          1,313,500                  33,638,735
==============================================================================================================

THRIFTS & MORTGAGE FINANCE--1.32%
Fannie Mae                                                                 423,800                  23,673,468
--------------------------------------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                                  186,300                   2,203,929
==============================================================================================================
                                                                                                    25,877,397
==============================================================================================================

TOBACCO--1.51%
Altria Group, Inc.                                                         441,900                  29,589,624
==============================================================================================================

Total Common Stocks (Cost $1,657,555,568)                                                        1,810,427,908
==============================================================================================================


                                                                     PRINCIPAL
                                                                      AMOUNT
==============================================================================================================
NOTES--0.02%
ELECTRIC UTILITIES--0.01%
Kansas City Power & Light Co., Sr. Unsec. Notes,
7.13%, 12/15/05(C)                               (c)             $         160,000                     161,706
==============================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.01%
General Electric Capital Corp.-Series A, Medium
Term Global Notes, 2.85%, 01/30/06(C)            (c)                       100,000                      99,508
==============================================================================================================

Total Notes (Cost $262,751)                                                                            261,214
==============================================================================================================


DDI-QTR-1                             F-6

                                                                     PRINCIPAL                    MARKET
                                                                       AMOUNT                      VALUE
--------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--0.30%
U.S. TREASURY NOTES--0.30%
3.38%, 02/28/07                                  (c)             $       3,000,000          $        2,972,820
--------------------------------------------------------------------------------------------------------------
3.38%, 02/15/08                                  (c)                     3,000,000                   2,952,180
--------------------------------------------------------------------------------------------------------------

Total U.S. Treasury Securities (Cost $5,951,789)                                                     5,925,000
==============================================================================================================


                                                                           SHARES
==============================================================================================================
MONEY MARKET FUNDS--7.33%
Liquid Assets Portfolio-Institutional Class      (d)                    71,860,426                  71,860,426
--------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class         (d)                    71,860,426                  71,860,426
==============================================================================================================

Total Money Market Funds (Cost $143,720,852)                                                       143,720,852
==============================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $1,807,490,960)                                            $    1,960,334,974
==============================================================================================================

     Investment Abbreviations:

     Sr.                                             Senior
     Unsec.                                          Unsecured

     Notes to Schedule of Investments:

(a) A portion of this security is subject to call options written. See Note 1E and Note 3.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at July 31, 2005 was $34,029,981, which represented 1.74% of the Fund's Total Investments. See
     Note 1A.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at July 31, 2005 was $6,186,214, which represented 0.32% of the Fund's Total Investments. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.




     See accompanying notes which are an integral part of this schedule.

DDI-QTR-1                             F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


DDI-QTR-1                             F-8

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


E. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability.


DDI-QTR-1                             F-9

     The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.


F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.

                                                                            CHANGE IN
                                                                            UNREALIZED
                            MARKET VALUE       PURCHASES       PROCEEDS    APPRECIATION     MARKET VALUE     DIVIDEND     REALIZED
FUND                          10/31/04          AT COST       FROM SALES  (DEPRECIATION)      07/31/05        INCOME     GAIN (LOSS)
====================================================================================================================================
Liquid Assets             $     8,365,886   $ 103,700,967  $ (40,206,427) $        --     $    71,860,426   $  248,753   $       --
Portfolio-Institutional
Class
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime                      8,365,886     103,700,967    (40,206,427)          --          71,860,426      250,170           --
Portfolio-Institutional
Class
====================================================================================================================================
  TOTAL                   $    16,731,772   $ 207,401,934  $ (80,412,854) $        --     $   143,720,852   $  498,923   $       --
====================================================================================================================================


DDI-QTR-1                             F-10

NOTE 3 - OPTION CONTRACTS WRITTEN

                 TRANSACTIONS DURING THE PERIOD
   =========================================================
                                CALL OPTION CONTRACTS
                          ----------------------------------
                            NUMBER OF             PREMIUMS
                            CONTRACTS             RECEIVED
                          -------------        -------------
   Beginning of period              --          $        --
   ----------------------------------------------------------
   Written                       1,704              157,662
   ----------------------------------------------------------
   Closed                       (1,228)            (109,746)
   ----------------------------------------------------------
   Exercised                      (236)             (23,437)
   ----------------------------------------------------------
   End of period                   240          $    24,479
   ==========================================================


                                 OPEN CALL OPTIONS WRITTEN AT PERIOD END
--------------------------------------------------------------------------------------------------------
                                                                                            CHANGE IN
                                                                                           UNREALIZED
                          CONTRACT    STRIKE   NUMBER OF    PREMIUMS      MARKET VALUE    APPRECIATION
                            MONTH      PRICE   CONTRACTS    RECEIVED        7/31/05       (DEPRECIATION)
                          ------------------------------------------------------------------------------
ConocoPhillips             Aug-05      $62.5         240     $24,479           $36,600         ($12,121)
========================================================================================================

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $334,756,051 and $39,344,198 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
===========================================================================================
Aggregate unrealized appreciation of investment securities                 $    186,996,303
-------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                    (35,804,997)
===========================================================================================
Net unrealized appreciation of investment securities                       $    151,191,306
___________________________________________________________________________________________
===========================================================================================

Cost of investments for tax purposes is $1,809,143,668.


DDI-QTR-1                             F-11

                         AIM LARGE CAP BASIC VALUE FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005

[Your goals. Our solutions]                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              LCBV-QTR-1 7/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

                                                                                                                              MARKET
                                                                                   SHARES                                      VALUE
====================================================================================================================================
COMMON STOCKS & OTHER EQUITY
INTERESTS--95.09%
ADVERTISING--4.69%
Interpublic Group of Cos., Inc. (The)                        (a)                  562,200                               $  7,027,500
------------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                137,600                                 11,678,112
====================================================================================================================================
                                                                                                                          18,705,612
====================================================================================================================================

AEROSPACE & DEFENSE--1.58%
Honeywell International Inc.                                                      160,300                                  6,296,584
====================================================================================================================================

ALUMINUM--1.21%
Alcoa Inc.                                                                        171,500                                  4,810,575
====================================================================================================================================

APPAREL RETAIL--1.56%
Gap, Inc. (The)                                                                   295,700                                  6,242,227
====================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.02%
Bank of New York Co., Inc. (The)                                                  262,600                                  8,082,828
====================================================================================================================================

BUILDING PRODUCTS--2.00%
Masco Corp.                                                                       235,200                                  7,975,632
====================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.90%
Deere & Co.                                                                        48,800                                  3,588,264
====================================================================================================================================

CONSUMER ELECTRONICS--2.81%
Koninklijke (Royal) Philips Electronics N.V.
 -New York Shares (Netherlands)                                                   191,970                                  5,206,226
------------------------------------------------------------------------------------------------------------------------------------
Sony Corp.- ADR (Japan)                                                           184,700                                  6,004,597
====================================================================================================================================
                                                                                                                          11,210,823
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--4.31%
Ceridian Corp.                                               (a)                  291,700                                  6,105,281
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                  269,700                                 11,095,458
====================================================================================================================================
                                                                                                                          17,200,739
====================================================================================================================================

DIVERSIFIED CHEMICALS--0.66%
Dow Chemical Co. (The)                                                             54,600                                  2,618,070
====================================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.33%
Cendant Corp.                                                                     435,600                                  9,304,416
====================================================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--2.65%
Waste Management, Inc.                                                            376,550                                 10,588,586
====================================================================================================================================


LCBV-QTR-1                             F-1

                                                                                                                              MARKET
                                                                                   SHARES                                      VALUE
====================================================================================================================================
FOOD RETAIL--3.48%
Kroger Co. (The)                                             (a)                  404,600                               $  8,031,310
------------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                                                      240,800                                  5,851,440
====================================================================================================================================
                                                                                                                          13,882,750
====================================================================================================================================

GENERAL MERCHANDISE STORES--2.47%
Target Corp.                                                                      167,600                                  9,846,500
====================================================================================================================================

HEALTH CARE DISTRIBUTORS--6.54%
Cardinal Health, Inc.                                                             264,600                                 15,764,868
------------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                    230,100                                 10,354,500
====================================================================================================================================
                                                                                                                          26,119,368
====================================================================================================================================

HEALTH CARE EQUIPMENT--1.63%
Baxter International Inc.                                                         165,800                                  6,510,966
====================================================================================================================================

HEALTH CARE FACILITIES--2.08%
HCA Inc.                                                                          168,400                                  8,293,700
====================================================================================================================================

INDUSTRIAL CONGLOMERATES--5.67%
General Electric Co.                                                              225,500                                  7,779,750
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                                 487,300                                 14,848,031
====================================================================================================================================
                                                                                                                          22,627,781
====================================================================================================================================

INDUSTRIAL MACHINERY--1.99%
Illinois Tool Works Inc.                                                           92,515                                  7,923,910
====================================================================================================================================

INVESTMENT BANKING & BROKERAGE--3.91%
Merrill Lynch & Co., Inc.                                                         123,800                                  7,276,964
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                    157,000                                  8,328,850
====================================================================================================================================
                                                                                                                          15,605,814
====================================================================================================================================

MANAGED HEALTH CARE--3.37%
WellPoint, Inc.                                              (a)                  190,000                                 13,440,600
====================================================================================================================================

MOVIES & ENTERTAINMENT--2.29%
Walt Disney Co. (The)                                                             356,100                                  9,130,404
====================================================================================================================================

MULTI-LINE INSURANCE--2.29%
Hartford Financial Services Group, Inc. (The)                                     113,600                                  9,152,752
====================================================================================================================================

OIL & GAS DRILLING--2.26%
Transocean Inc. (Cayman Islands)                             (a)                  159,677                                  9,010,573
====================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--5.90%
Halliburton Co.                                                                   257,100                                 14,410,455
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                                   109,100                                  9,136,034
====================================================================================================================================
                                                                                                                          23,546,489
====================================================================================================================================


LCBV-QTR-1                            F-2

                                                                                                                              MARKET
                                                                                   SHARES                                      VALUE
====================================================================================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES--5.76%
Citigroup Inc.                                                                    275,619                               $ 11,989,426
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                              313,356                                 11,011,330
====================================================================================================================================
                                                                                                                          23,000,756
====================================================================================================================================

PACKAGED FOODS & MEATS--2.82%
Kraft Foods Inc.-Class A                                                          170,300                                  5,202,665
------------------------------------------------------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)                                  (b)                   90,300                                  6,051,341
====================================================================================================================================
                                                                                                                          11,254,006
====================================================================================================================================

PHARMACEUTICALS--7.55%
Pfizer Inc.                                                                       320,700                                  8,498,550
------------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)                                      (b)                  159,452                                 13,764,106
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                             172,300                                  7,882,725
====================================================================================================================================
                                                                                                                          30,145,381
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.34%
ACE Ltd. (Cayman Islands)                                                         201,800                                  9,325,178
====================================================================================================================================

SYSTEMS SOFTWARE--2.81%
Computer Associates International, Inc.                                           408,499                                 11,213,298
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--3.21%
Fannie Mae                                                                        168,300                                  9,401,238
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                        54,000                                  3,417,120
====================================================================================================================================
                                                                                                                          12,818,358
====================================================================================================================================

Total Common Stocks & Other Equity Interests
(Cost $300,578,560)                                                                                                      379,472,940
====================================================================================================================================

MONEY MARKET FUNDS--4.91%
Liquid Assets Portfolio-Institutional Class                  (c)                9,806,217                                  9,806,217
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                     (c)                9,806,217                                  9,806,217
====================================================================================================================================

Total Money Market Funds (Cost $19,612,434)                                                                               19,612,434
====================================================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $320,190,994)                                                                                                     $399,085,374
====================================================================================================================================


     Investment Abbreviations:
     ADR- American Depositary Receipt

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign securities is fair valued using adjusted closing market prices. The aggregate market value of these securities at July 31, 2005 was $19,815,447, which represented 4.97% of the Fund's Total Investments. See
     Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

     See accompanying notes which are an integral part of this schedule.


LCBV-QTR-1                            F-3

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


LCBV-QTR-1                            F-4

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


LCBV-QTR-1                            F-5

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                            CHANGE IN
                               MARKET                                       UNREALIZED        MARKET
                                VALUE     PURCHASES AT   PROCEEDS FROM     APPRECIATION        VALUE        DIVIDEND      REALIZED
FUND                          10/31/04        COST           SALES        (DEPRECIATION)     07/31/05        INCOME      GAIN (LOSS)
====================================================================================================================================
Liquid Assets
Portfolio-Institutional
Class                       $ 3,790,466   $ 28,705,154   $ (22,689,403)   $          --    $  9,806,217   $    112,031   $        --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                         3,790,466     28,705,154     (22,689,403)              --       9,806,217        112,985            --
====================================================================================================================================
   SUBTOTAL                 $ 7,580,932   $ 57,410,308   $ (45,378,806)   $          --    $ 19,612,434   $    225,016   $        --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             CHANGE IN
                               MARKET                                        UNREALIZED        MARKET
                                VALUE     PURCHASES AT    PROCEEDS FROM     APPRECIATION        VALUE        DIVIDEND     REALIZED
FUND                          10/31/04        COST            SALES        (DEPRECIATION)     07/31/05        INCOME*    GAIN (LOSS)
====================================================================================================================================
STIC Prime
Portfolio-Institutional
Class                       $ 7,196,450   $  46,401,928   $  (53,598,378)  $          --    $         --   $     29,605  $        --
====================================================================================================================================
   TOTAL                    $14,777,382   $ 103,812,236   $  (98,977,184)  $          --    $ 19,612,434   $    254,621  $        --
====================================================================================================================================

* Net of compensation to counterparties.


NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At July 31, 2005, there were no securities on loan to brokers. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $29,605 for securities lending transactions, which are net of compensation to counterparties.


LCBV-QTR-1                            F-6

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $18,173,579 and $30,930,595, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

                           UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
===================================================================================================================================
Aggregate unrealized appreciation of investment securities                                                          $    87,275,932
-----------------------------------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                                            (10,131,696)
===================================================================================================================================
Net unrealized appreciation of investment securities                                                                $    77,144,236
===================================================================================================================================
Cost of investments for tax purposes is $321,941,138.


LCBV-QTR-1                             F-7

                            AIM LARGE CAP GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005


[Your goals. Our solution.]                  [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com               LCG-QTR-1 7/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)


                                                                                                                 MARKET
                                                                                SHARES                            VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--95.42%
AEROSPACE & DEFENSE--6.01%
Boeing Co. (The)                                                               142,000                       $     9,373,420
----------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                          55,000                             6,335,450
----------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                          189,000                            11,793,600
----------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                   (a)                105,000                             9,447,900
----------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                         170,000                             8,296,000
----------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                      112,400                             5,698,680
============================================================================================================================
                                                                                                                  50,945,050
============================================================================================================================

APPAREL RETAIL--3.18%
Abercrombie & Fitch Co.-Class A                                                170,000                            12,248,500
----------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                190,000                             6,260,500
----------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.                                           (b)                210,000                             8,423,100
============================================================================================================================
                                                                                                                  26,932,100
============================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.81%
Coach, Inc.                                                 (b)                196,000                             6,881,560
============================================================================================================================

APPLICATION SOFTWARE--1.06%
Autodesk, Inc.                                                                 264,000                             9,026,160
============================================================================================================================

BIOTECHNOLOGY--3.29%
Amgen Inc.                                                  (b)                100,000                             7,975,000
----------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                             (b)                100,000                             8,933,000
----------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                       (b)                245,000                            10,978,450
============================================================================================================================
                                                                                                                  27,886,450
============================================================================================================================

COMMUNICATIONS EQUIPMENT--1.76%
Cisco Systems, Inc.                                         (b)                493,440                             9,449,376
----------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                 260,000                             5,506,800
============================================================================================================================
                                                                                                                  14,956,176
============================================================================================================================

COMPUTER & ELECTRONICS RETAIL--1.31%
Best Buy Co., Inc.                                                             145,000                            11,107,000
============================================================================================================================

COMPUTER HARDWARE--6.27%
Apple Computer, Inc.                                        (b)                395,000                            16,846,750
----------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                                   (b)                896,600                            36,285,402
============================================================================================================================
                                                                                                                  53,132,152
============================================================================================================================
COMPUTER STORAGE & PERIPHERALS--0.77%
Seagate Technology (Cayman Islands)                         (a)(b)             335,000                             6,488,950
============================================================================================================================


LCG-QTR-1                             F-1

                                                                                                                  MARKET
                                                                                SHARES                             VALUE
----------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.80%
SLM Corp.                                                                      296,000                       $    15,241,040
============================================================================================================================

DEPARTMENT STORES--4.26%
Federated Department Stores, Inc.                                               85,000                             6,448,950
----------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                          124,000                             6,961,360
----------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                446,000                            16,506,460
----------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp.                                        (b)                 40,000                             6,169,200
============================================================================================================================
                                                                                                                  36,085,970
============================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.69%
Rockwell Automation, Inc.                                                      114,000                             5,872,140
============================================================================================================================

FOOTWEAR--1.82%
NIKE, Inc.-Class B                                                             184,000                            15,419,200
============================================================================================================================

HEALTH CARE FACILITIES--1.84%
HCA Inc.                                                    (a)                316,000                            15,563,000
============================================================================================================================

HEALTH CARE SERVICES--3.51%
Caremark Rx, Inc.                                           (b)                130,000                             5,795,400
----------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.                                       (a)(b)             124,000                             6,485,200
----------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.                                (b)                160,000                             7,750,400
----------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics Inc.                                      (a)                190,000                             9,754,600
============================================================================================================================
                                                                                                                  29,785,600
============================================================================================================================

HEALTH CARE SUPPLIES--2.89%
Alcon, Inc. (Switzerland)                                                      213,700                            24,479,335
============================================================================================================================

HOME IMPROVEMENT RETAIL--0.80%
Home Depot, Inc. (The)                                                         156,000                             6,787,560
============================================================================================================================

HOMEBUILDING--2.16%
D.R. Horton, Inc.                                                              240,000                             9,859,200
----------------------------------------------------------------------------------------------------------------------------
NVR, Inc.                                                   (b)                  9,000                             8,442,000
============================================================================================================================
                                                                                                                  18,301,200
============================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.65%
Marriott International, Inc.-Class A                                            81,000                             5,546,070
============================================================================================================================

HOUSEHOLD PRODUCTS--1.10%
Procter & Gamble Co. (The)                                                     167,000                             9,290,210
============================================================================================================================

HOUSEWARES & SPECIALTIES--0.86%
Fortune Brands, Inc.                                                            77,000                             7,280,350
============================================================================================================================

INTEGRATED OIL & GAS--3.71%
Chevron Corp.                                                                  221,000                            12,820,210
----------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                 298,000                            18,651,820
============================================================================================================================
                                                                                                                  31,472,030
============================================================================================================================


LCG-QTR-1                             F-2

                                                                                                                  MARKET
                                                                                SHARES                            VALUE
----------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.84%
VeriSign, Inc.                                              (b)                270,000                       $     7,103,700
============================================================================================================================

INVESTMENT BANKING & BROKERAGE--3.21%
Bear Stearns Cos. Inc. (The)                                                    71,000                             7,249,810
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                 59,000                             6,341,320
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                  130,000                            13,666,900
============================================================================================================================
                                                                                                                  27,258,030
============================================================================================================================

IT CONSULTING & OTHER SERVICES--0.76%
Accenture Ltd.-Class A (Bermuda)                            (b)                259,000                             6,485,360
============================================================================================================================

LIFE & HEALTH INSURANCE--1.09%
MetLife, Inc.                                                                  188,000                             9,238,320
============================================================================================================================

MANAGED HEALTH CARE--7.27%
Aetna Inc.                                                                     248,000                            19,195,200
----------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                     60,000                             6,405,000
----------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                        534,000                            27,928,200
----------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.                                             (b)                115,000                             8,135,100
============================================================================================================================
                                                                                                                  61,663,500
============================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.96%
Apache Corp.                                                                   100,000                             6,840,000
----------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                          (a)                175,000                             9,815,750
============================================================================================================================
                                                                                                                  16,655,750

OIL & GAS REFINING & MARKETING --2.24%
Valero Energy Corp.                                         (a)                229,000                            18,956,620
============================================================================================================================

PACKAGED FOODS & MEATS--0.98%
Hershey Co. (The)                                                              130,000                             8,303,100
============================================================================================================================

PERSONAL PRODUCTS--2.01%
Gillette Co. (The)                                                             317,000                            17,013,390
============================================================================================================================

PHARMACEUTICALS--5.21%
Johnson & Johnson                                                              491,000                            31,404,360
----------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis-ADR (France)                                                    130,000                             5,629,000
----------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR                         (a)                203,000                             7,105,000
(United Kingdom)
============================================================================================================================
                                                                                                                  44,138,360
============================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.94%
Allstate Corp. (The)                                                           203,000                            12,435,780
----------------------------------------------------------------------------------------------------------------------------
Chubb Corp. (The)                                                               71,000                             6,306,220
----------------------------------------------------------------------------------------------------------------------------
Progressive Corp. (The)                                                         62,000                             6,180,780
============================================================================================================================
                                                                                                                  24,922,780
============================================================================================================================


LCG-QTR-1                             F-3

                                                                                                                  MARKET
                                                                                SHARES                            VALUE
----------------------------------------------------------------------------------------------------------------------------
RAILROADS--0.75%
Burlington Northern Santa Fe Corp.                                             118,000                       $     6,401,500
============================================================================================================================

RESTAURANTS--3.16%
Darden Restaurants, Inc.                                    (a)                265,000                             9,195,500
----------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                              337,000                            17,641,950
============================================================================================================================
                                                                                                                  26,837,450
============================================================================================================================

SEMICONDUCTORS--4.53%
Intel Corp.                                                                    380,000                            10,313,200
----------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                   483,000                            11,934,930
----------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                         510,000                            16,197,600
============================================================================================================================
                                                                                                                  38,445,730
============================================================================================================================

SOFT DRINKS--0.94%
PepsiCo, Inc.                                                                  146,000                             7,961,380
============================================================================================================================

SPECIALTY STORES--2.17%
Michaels Stores, Inc.                                       (a)                154,000                             6,314,000
----------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                  530,000                            12,068,100
============================================================================================================================
                                                                                                                  18,382,100
============================================================================================================================

SYSTEMS SOFTWARE--3.16%
Adobe Systems Inc.                                                             355,000                            10,522,200
----------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                429,280                            10,993,861
----------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                (b)                389,000                             5,282,620
============================================================================================================================
                                                                                                                  26,798,681
============================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.65%
Countrywide Financial Corp.                                                    389,000                            14,004,000
============================================================================================================================

Total Common Stocks & Other Equity Interetsts
(Cost $673,012,088)                                                                                              809,049,054
============================================================================================================================

MONEY MARKET FUNDS--1.47%
Liquid Assets Portfolio-Institutional Class                 (c)              6,232,384                             6,232,384
----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                    (c)              6,232,384                             6,232,384
============================================================================================================================

Total Money Market Funds (Cost $12,464,768)                                                                       12,464,768
============================================================================================================================
TOTAL INVESTMENTS--96.89% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $685,476,856)                                                                           821,513,822
============================================================================================================================


LCG-QTR-1                             F-4

                                                                                                                  MARKET
                                                                              SHARES                               VALUE
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--3.11%
STIC Prime Portfolio-Institutional Class                    (c)(d)          26,364,678                       $    26,364,678
============================================================================================================================

Total Money Market Funds (purchased with cash
collateral from securities loaned)
(Cost $26,364,678)                                                                                                26,364,678
============================================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $711,841,534)                                                                                          $   847,878,500
============================================================================================================================

     Investment Abbreviations:

     ADR                                    American Depositary Receipt
     Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(b)  Non-income producing security.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of this schedule.


LCG-QTR-1                             F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


LCG-QTR-1                             F-6

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


LCG-QTR-1                             F-7

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           CHANGE IN
                          MARKET                                           UNREALIZED
                           VALUE         PURCHASES       PROCEEDS FROM    APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND                     10/31/04         AT COST            SALES       (DEPRECIATION)      07/31/05        INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class              $    14,259,968    $   60,606,694   $  (68,634,278)   $       --       $  6,232,384    $  113,910      $      --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class                   14,259,968        60,606,694      (68,634,278)           --          6,232,384       114,858             --
------------------------------------------------------------------------------------------------------------------------------------
   SUBTOTAL        $    28,519,936    $  121,213,388   $ (137,268,556)   $       --       $ 12,464,768    $  228,768      $      --
====================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           CHANGE IN
                      MARKET                                               UNREALIZED
                       VALUE           PURCHASES       PROCEEDS FROM      APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND                 10/31/04           AT COST            SALES         (DEPRECIATION)      07/31/05        INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class              $  4,905,700       $  77,755,697    $  (82,661,397)   $         --      $          --   $     11,107    $      --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class                       --          236,161,966      (209,797,288)             --         26,364,678         43,813           --
====================================================================================================================================
   SUBTOTAL        $  4,905,700       $ 313,917,663    $ (292,458,685)   $         --      $  26,364,678   $     54,920    $      --
====================================================================================================================================
   TOTAL           $ 33,425,636       $ 435,131,051    $ (429,727,241)   $         --      $  38,829,446   $    283,688    $      --
====================================================================================================================================

* Net of compensation to counterparties.


LCG-QTR-1                             F-8

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At July 31, 2005, securities with an aggregate value of $25,710,472 were on loan to brokers. The loans were secured by cash collateral of $26,364,678, received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $54,920 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $552,973,273 and $532,265,723, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
================================================================================
Aggregate unrealized appreciation of investment securities      $    135,066,096
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (5,542,723)
================================================================================
Net unrealized appreciation of investment securities            $    129,523,373
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $718,355,127.


LCG-QTR-1                             F-9

                            AIM MID CAP GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005

[Your goals. Our solutions.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                            --Registered Trademark--

AIMinvestments.com             MCG-QTR-1 7/05               A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

                                                                                                                        MARKET
                                                                             SHARES                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--94.45%
ADVERTISING--0.91%
Omnicom Group Inc.                                                                21,000                          $       1,782,270
====================================================================================================================================

AEROSPACE & DEFENSE--0.96%
L-3 Communications Holdings, Inc.                                                 24,000                                  1,877,520
====================================================================================================================================

AIR FREIGHT & LOGISTICS--0.87%
Robinson (C.H.) Worldwide, Inc.                                                   27,000                                  1,689,390
====================================================================================================================================

APPAREL RETAIL--1.82%
Abercrombie & Fitch Co.-Class A                                                   22,000                                  1,585,100
------------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.                                      (a)                        25,000                                  1,002,750
------------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.                                 (a)                        16,000                                    971,360
====================================================================================================================================
                                                                                                                          3,559,210
====================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.26%
Coach, Inc.                                            (a)                        69,300                                  2,433,123
------------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                           40,000                                  1,969,600
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,402,723
====================================================================================================================================

APPLICATION SOFTWARE--3.95%
Amdocs Ltd. (United Kingdom)                           (a)                        65,000                                  1,929,850
------------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.                               (a)                        21,500                                  1,011,790
------------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                              (a)                        40,000                                  1,574,800
------------------------------------------------------------------------------------------------------------------------------------
MicroStrategy Inc.-Class A                             (a)                        15,000                                  1,157,250
------------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.                                           (a)                        46,400                                  2,040,208
====================================================================================================================================
                                                                                                                          7,713,898
====================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.92%
KKR Financial Corp.                                                               77,600                                  1,899,648
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                  18,000                                  1,838,700
====================================================================================================================================
                                                                                                                          3,738,348
====================================================================================================================================

AUTOMOTIVE RETAIL--0.49%
Advance Auto Parts, Inc.                               (a)                        14,000                                    965,440
====================================================================================================================================

MCG-QTR-1                           F-1

                                                                                                                             MARKET
                                                                                 SHARES                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.15%
Charles River Laboratories International, Inc.         (a)                        37,000                          $       1,801,900
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                  (a)                        33,000                                  1,478,730
------------------------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.                               (a) (b)                    21,000                                    915,390
====================================================================================================================================
                                                                                                                          4,196,020
====================================================================================================================================

BROADCASTING & CABLE TV--0.49%
Univision Communications Inc.-Class A                  (a)                        33,700                                    953,036
====================================================================================================================================

CASINOS & GAMING--1.05%
Station Casinos, Inc.                                                             28,000                                  2,056,600
====================================================================================================================================

COMMODITY CHEMICALS--0.76%
Lyondell Chemical Co.                                                             53,000                                  1,480,820
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--2.11%
ADC Telecommunications, Inc.                           (a)                        46,700                                  1,220,738
------------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                              (a)                        58,000                                  1,466,820
------------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                          37,000                                  1,424,500
====================================================================================================================================
                                                                                                                          4,112,058
====================================================================================================================================

COMPUTER HARDWARE--0.55%
Palm, Inc.                                             (a) (b)                    37,500                                  1,070,250
====================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.96%
QLogic Corp.                                           (a)                        60,200                                  1,869,210
====================================================================================================================================

CONSUMER ELECTRONICS--0.70%
Harman International Industries, Inc.                                             16,000                                  1,375,200
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.24%
Alliance Data Systems Corp.                            (a)                        57,000                                  2,426,490
====================================================================================================================================

DEPARTMENT STORES--2.24%
Kohl's Corp.                                           (a)                        39,000                                  2,197,650
------------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                   59,000                                  2,183,590
====================================================================================================================================
                                                                                                                          4,381,240
====================================================================================================================================

DIVERSIFIED BANKS--0.87%
Centennial Bank Holdings, Inc. (Acquired 12/27/04;     (a) (c)                   157,500                                  1,701,000
Cost $1,653,750)
====================================================================================================================================

MCG-QTR-1                           F-2

                                                                                                                             MARKET
                                                                                 SHARES                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--
2.91%
ChoicePoint Inc.                                       (a)                        46,600                          $       2,031,760
------------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)                                               22,000                                  1,774,960
------------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America                           (a)                        50,000                                  1,879,500
====================================================================================================================================
                                                                                                                          5,686,220
====================================================================================================================================

DIVERSIFIED METALS & MINING--1.66%
Freeport-McMoRan Copper & Gold, Inc.-Class B                                      30,400                                  1,224,512
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                18,900                                  2,011,905
====================================================================================================================================
                                                                                                                          3,236,417
====================================================================================================================================

DRUG RETAIL--0.94%
Shoppers Drug Mart Corp. (Canada)                                                 55,000                                  1,842,767
====================================================================================================================================

EDUCATION SERVICES--1.04%
Career Education Corp.                                 (a)                        52,300                                  2,028,717
====================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.88%
Cooper Industries, Ltd.-Class A (Bermuda)                                         26,700                                  1,724,286
====================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.17%
Amphenol Corp.-Class A                                                            27,000                                  1,202,580
------------------------------------------------------------------------------------------------------------------------------------
Cogent Inc.                                            (a)                        35,800                                  1,076,506
====================================================================================================================================
                                                                                                                          2,279,086
====================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.82%
Benchmark Electronics, Inc.                            (a)                        50,000                                  1,600,000
====================================================================================================================================

GENERAL MERCHANDISE STORES--0.94%
Dollar General Corp.                                                              90,000                                  1,828,800
====================================================================================================================================

HEALTH CARE DISTRIBUTORS--0.49%
Schein (Henry), Inc.                                   (a)                        22,000                                    949,740
====================================================================================================================================

HEALTH CARE EQUIPMENT--6.61%
Biomet, Inc.                                                                      41,600                                  1,586,208
------------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                   (a)                        25,000                                  1,676,250
------------------------------------------------------------------------------------------------------------------------------------
INAMED Corp.                                           (a)                        15,000                                  1,086,300
------------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                                 (a)                        33,000                                  1,979,010
------------------------------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                      22,000                                  1,094,500
------------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                 90,000                                  1,888,200
------------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                           (a)                        43,000                                  1,688,180
------------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                           (a)                        42,000                                  1,901,760
====================================================================================================================================
                                                                                                                         12,900,408
====================================================================================================================================

MCG-QTR-1                           F-3

                                                                                                                             MARKET
                                                                                 SHARES                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES--0.99%
Community Health Systems, Inc.                         (a)                        50,000                          $       1,930,500
====================================================================================================================================

HEALTH CARE SERVICES--1.85%
DaVita, Inc.                                           (a)                        43,100                                  2,036,044
------------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.                                  (a)                        30,000                                  1,569,000
====================================================================================================================================
                                                                                                                          3,605,044
====================================================================================================================================

HEALTH CARE SUPPLIES--1.33%
Cooper Cos., Inc. (The)                                                           29,400                                  2,019,780
------------------------------------------------------------------------------------------------------------------------------------
Gen-Probe Inc.                                         (a)                        13,000                                    573,170
====================================================================================================================================
                                                                                                                          2,592,950
====================================================================================================================================

HOME FURNISHINGS--0.98%
Tempur-Pedic International Inc.                        (a) (b)                   111,000                                  1,910,310
====================================================================================================================================

HOMEBUILDING--1.20%
Pulte Homes, Inc.                                                                 25,000                                  2,340,500
====================================================================================================================================

HOMEFURNISHING RETAIL--0.91%
Williams-Sonoma, Inc.                                  (a)                        40,000                                  1,766,400
====================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.31%
Hilton Hotels Corp.                                                              105,000                                  2,598,750
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.              (d)                        30,000                                  1,899,600
====================================================================================================================================
                                                                                                                          4,498,350
====================================================================================================================================

HOUSEHOLD APPLIANCES--0.50%
Whirlpool Corp.                                                                   12,200                                    975,756
====================================================================================================================================

HOUSEWARES & SPECIALTIES--1.67%
Fortune Brands, Inc.                                                              10,200                                    964,410
------------------------------------------------------------------------------------------------------------------------------------
Jarden Corp.                                           (a)                        60,000                                  2,301,600
====================================================================================================================================
                                                                                                                          3,266,010
====================================================================================================================================

INDUSTRIAL MACHINERY--0.88%
ITT Industries, Inc.                                                              16,100                                  1,713,040
====================================================================================================================================

INTEGRATED OIL & GAS--1.09%
Murphy Oil Corp.                                                                  40,000                                  2,121,600
====================================================================================================================================

INTERNET SOFTWARE & SERVICES--1.99%
Akamai Technologies, Inc.                              (a)                        22,800                                    348,156
------------------------------------------------------------------------------------------------------------------------------------
Digital River, Inc.                                    (a) (b)                    45,000                                  1,798,875
------------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                         (a)                        65,800                                  1,731,198
====================================================================================================================================
                                                                                                                          3,878,229
====================================================================================================================================

MCG-QTR-1                           F-4

                                                                                                                             MARKET
                                                                                 SHARES                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES--0.93%
Cognizant Technology Solutions Corp.-Class A           (a)                        37,000                          $       1,815,960
====================================================================================================================================

MANAGED HEALTH CARE--1.92%
AMERIGROUP Corp.                                       (a)                        28,000                                    970,200
------------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                       11,000                                  1,174,250
------------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc.                             (a)                        13,000                                    919,490
------------------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans Inc.                             (a)                        18,000                                    689,760
====================================================================================================================================
                                                                                                                          3,753,700
====================================================================================================================================

OIL & GAS DRILLING--2.14%
Nabors Industries, Ltd. (Bermuda)                      (a)                        31,000                                  2,028,950
------------------------------------------------------------------------------------------------------------------------------------
Noble Corp. (Cayman Islands)                                                      32,000                                  2,149,760
====================================================================================================================================
                                                                                                                          4,178,710
====================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--3.15%
Grant Prideco, Inc.                                    (a)                        54,000                                  1,733,400
------------------------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.                            (a)                        42,000                                  2,198,700
------------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)               (a)                        35,000                                  2,214,800
====================================================================================================================================
                                                                                                                          6,146,900
====================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.55%
Rosetta Resources, Inc. (Acquired 6/28/05;
Cost $1,827,200)                                       (a) (c) (e)               114,200                                  1,827,200
------------------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co.                                (a)                        24,000                                  1,322,640
------------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp. (Canada)                         (a)                        48,000                                  1,820,160
====================================================================================================================================
                                                                                                                          4,970,000
====================================================================================================================================

OIL & GAS STORAGE & TRANSPORTATION--1.02%
Williams Cos., Inc. (The)                                                         94,000                                  1,996,560
====================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.89%
CapitalSource Inc.                                     (a)                        89,000                                  1,742,620
====================================================================================================================================

PACKAGED FOODS & MEATS--0.97%
McCormick & Co., Inc.                                                             27,400                                    952,972
------------------------------------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc.                                  (a)                        30,900                                    944,922
====================================================================================================================================
                                                                                                                          1,897,894
====================================================================================================================================

PHARMACEUTICALS--1.09%
Medicis Pharmaceutical Corp.-Class A                   (b)                        32,000                                  1,085,440
------------------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                       (a) (b)                    38,000                                  1,037,400
====================================================================================================================================
                                                                                                                          2,122,840
====================================================================================================================================

PUBLISHING--0.79%
Getty Images, Inc.                                     (a)                        19,000                                  1,534,250
====================================================================================================================================

MCG-QTR-1                           F-5

                                                                                                                             MARKET
                                                                                 SHARES                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
RAILROADS--0.49%
CSX Corp.                                                                         21,000                          $         956,340
====================================================================================================================================

REAL ESTATE--1.67%
Aames Investment Corp.                                                           152,400                                  1,408,176
------------------------------------------------------------------------------------------------------------------------------------
People's Choice Financial Corp. (Acquired 12/21/04;    (a) (c)                   189,700                                  1,849,575
Cost $1,897,000)
====================================================================================================================================
                                                                                                                          3,257,751
====================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.97%
CB Richard Ellis Group, Inc.-Class A                   (a)                        41,000                                  1,887,640
====================================================================================================================================

REGIONAL BANKS--0.61%
Signature Bank                                         (a)                        39,600                                  1,189,188
====================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.71%
Tessera Technologies Inc.                              (a)                        39,600                                  1,390,752
====================================================================================================================================

SEMICONDUCTORS--4.75%
Altera Corp.                                           (a)                        75,000                                  1,640,250
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                              30,000                                  1,176,000
------------------------------------------------------------------------------------------------------------------------------------
ATI Technologies Inc. (Canada)                         (a)                        71,800                                    903,962
------------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)                (a)                        40,000                                  1,747,600
------------------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                         60,000                                  1,864,200
------------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                      78,800                                  1,947,148
====================================================================================================================================
                                                                                                                          9,279,160
====================================================================================================================================

SPECIALIZED FINANCE--0.99%
Chicago Mercantile Exchange Holdings Inc.                                          6,400                                  1,926,720
====================================================================================================================================

SPECIALTY STORES--2.76%
Office Depot, Inc.                                     (a)                        80,000                                  2,270,400
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                     65,000                                  1,480,050
------------------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co.                                     (a)                        29,000                                  1,630,380
====================================================================================================================================
                                                                                                                          5,380,830
====================================================================================================================================

STEEL--0.97%
Nucor Corp.                                                                       17,200                                    953,740
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                         22,100                                    942,565
====================================================================================================================================
                                                                                                                          1,896,305
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.91%
Hudson City Bancorp, Inc.                                                        150,000                                  1,774,500
====================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.75%
MSC Industrial Direct Co., Inc.-Class A                                           38,000                                  1,470,220
====================================================================================================================================

MCG-QTR-1                           F-6

                                                                                                                             MARKET
                                                                                 SHARES                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
TRUCKING--0.48%
Swift Transportation Co., Inc.                         (a)                        43,000                          $         945,570
====================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--3.48%
American Tower Corp.-Class A                           (a)                        50,500                                  1,160,490
------------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.-Class A                          (a)                        90,000                                  2,241,000
------------------------------------------------------------------------------------------------------------------------------------
NII Holdings Inc.                                      (a)                        18,000                                  1,339,920
------------------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.                                      (a)                        25,000                                  2,042,500
====================================================================================================================================
                                                                                                                          6,783,910
====================================================================================================================================
Total Common Stocks & Other Equity Interests                                                                            184,324,173
(Cost $148,457,309)
====================================================================================================================================
                                                                             NUMBER
                                                                               OF         EXERCISE       EXPIRATION
                                                                            CONTRACTS       PRICE              DATE
------------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED--0.02%
HEALTH CARE EQUIPMENT--0.02%
 INAMED Corp. (Cost $71,902)                                                         150       $70.0         Oct-05          46,125
====================================================================================================================================

                                                                             SHARES
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--2.56%
Liquid Assets Portfolio-Institutional Class            (f)                     2,496,989                                  2,496,989
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class               (f)                     2,496,989                                  2,496,989
====================================================================================================================================

Total Money Market Funds (Cost $4,993,978)                                                                                4,993,978
====================================================================================================================================
TOTAL INVESTMENTS--97.03% (excluding                                                                                    189,364,276
investments purchased with cash collateral from
securities loaned) (Cost $153,523,189)
====================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.97%
Liquid Assets Portfolio-Institutional Class            (f) (g)                 5,784,450                                  5,784,450
====================================================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $5,784,450)                                                                      5,784,450
====================================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost
$159,307,639)                                                                                                     $     195,148,726
====================================================================================================================================

         Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2005 was $5,377,775, which represented 2.76% of the Fund's Total Investments. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities.

(d)      Each unit represents one common share and one Class B share.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at July 31, 2005 represented 0.94% of the Fund's Total Investments. See
         Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

         See accompanying notes which are an integral part of this schedule.


MCG-QTR-1                           F-7

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be


MCG-QTR-1                           F-8
    considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

MCG-QTR-1                           F-9

E. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.


NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:              CHANGE IN
                                                           UNREALIZED
               MARKET VALUE    PURCHASES  PROCEEDS FROM   APPRECIATION   MARKET VALUE   DIVIDEND    REALIZED
FUND            10/31/2004      AT COST      SALES       (DEPRECIATION)   7/31/2005      INCOME    GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
Liquid Assets  $   1,818,420  $40,475,917  $-39,797,348  $          --     $2,496,989    $ 44,532   $       --
Portfolio-
Institutional
Class
--------------------------------------------------------------------------------------------------------------
STIC Prime         1,818,420   40,475,917   -39,797,348             --      2,496,989      44,984           --
Portfolio-
Institutional
Class
==============================================================================================================
   SUBTOTAL    $   3,636,840  $80,951,834  $-79,594,696  $          --     $4,993,978    $ 89,516   $       --
==============================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                           CHANGE IN
                                                          UNREALIZED
                MARKET VALUE  PURCHASES   PROCEEDS FROM  APPRECIATION   MARKET VALUE   DIVIDEND    REALIZED
FUND             10/31/2004   AT COST         SALES     (DEPRECIATION)    7/31/2005    INCOME *   GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
Liquid Assets  $          --  $10,846,715 $  -5,062,265   $         --   $  5,784,450  $    1,625  $        --
Portfolio-
Institutional
Class
--------------------------------------------------------------------------------------------------------------
STIC Prime         6,790,375   45,298,263   -52,088,638             --             --       8,998
Portfolio-
Institutional
Class
==============================================================================================================
   SUBTOTAL    $   6,790,375  $56,144,978 $ -57,150,903   $         --    $ 5,784,450  $   10,623  $        --
==============================================================================================================
   TOTAL       $  10,427,215 $137,096,812 $-136,745,599   $         --    $10,778,428  $  100,139  $        --
______________________________________________________________________________________________________________
==============================================================================================================

* Net of compensation to counterparties.

MCG-QTR-1                           F-10

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2005, securities with an aggregate value of $5,680,134 were on loan to brokers. The loans were secured by cash collateral of $5,784,450 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $10,623 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $171,972,444 and $213,948,253, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


          UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     -----------------------------------------------------------------------------------------


     Aggregate unrealized appreciation of investment securities              $     37,794,316
     -----------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                 (2,070,068)
     =========================================================================================
     Net unrealized appreciation of investment securities                    $     35,724,248
     _________________________________________________________________________________________
     =========================================================================================
     Cost of investments for tax purposes is $159,424,478.





MCG-QTR-1                           F-11

                          AIM SELECT BASIC VALUE FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005


[Your goals. Our solutions.]                [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com            SBV-QTR-1 7/05                A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                               SHARES                                      VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--100.00%
ADVERTISING--5.13%
Interpublic Group of Cos., Inc. (The)            (a)                            2,500                                   $ 31,250
---------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                500                                     42,435
=================================================================================================================================
                                                                                                                          73,685
=================================================================================================================================

AEROSPACE & DEFENSE--1.37%
Honeywell International Inc.                                                      500                                     19,640
=================================================================================================================================

APPAREL RETAIL--2.35%
Gap, Inc. (The)                                                                 1,600                                     33,776
=================================================================================================================================

BREWERS--0.76%
Molson Coors Brewing Co.-Class B                                                  175                                     10,972
=================================================================================================================================

BUILDING PRODUCTS--2.31%
American Standard Cos. Inc.                                                       750                                     33,210
=================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.70%
Lexmark International, Inc.-Class A              (a)                              160                                     10,032
=================================================================================================================================

CONSTRUCTION MATERIALS--1.15%
Cemex S.A. de C.V.-ADR (Mexico)                                                   350                                     16,506
=================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--
5.48%
Ceridian Corp.                                   (a)                            1,600                                     33,488
---------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                1,100                                     45,254
=================================================================================================================================
                                                                                                                          78,742
=================================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--2.97%
Cendant Corp.                                                                   2,000                                     42,720
=================================================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--2.74%
Waste Management, Inc.                                                          1,400                                     39,368
=================================================================================================================================

FOOD RETAIL--3.63%
Kroger Co. (The)                                 (a)                            1,650                                     32,752
---------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                                                      800                                     19,440
=================================================================================================================================
                                                                                                                          52,192
=================================================================================================================================

GENERAL MERCHANDISE STORES--2.45%
Target Corp.                                                                      600                                     35,250
=================================================================================================================================

SBV-QTR-1                           F-1

                                                                                                                          MARKET
                                                                               SHARES                                      VALUE
---------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS--8.62%
Cardinal Health, Inc.                                                           1,400                                   $ 83,412
---------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                    900                                     40,500
=================================================================================================================================
                                                                                                                         123,912
=================================================================================================================================

HEALTH CARE EQUIPMENT--2.71%
Waters Corp.                                     (a)                              860                                     38,941
=================================================================================================================================

INDUSTRIAL CONGLOMERATES--4.45%
Tyco International Ltd. (Bermuda)                                               2,100                                     63,987
=================================================================================================================================

INVESTMENT BANKING & BROKERAGE--3.27%
Merrill Lynch & Co., Inc.                                                         800                                     47,024
=================================================================================================================================

LEISURE PRODUCTS--2.27%
Brunswick Corp.                                                                   700                                     32,592
=================================================================================================================================

MANAGED HEALTH CARE--4.13%
WellPoint, Inc.                                  (a)                              840                                     59,422
=================================================================================================================================

OIL & GAS DRILLING--5.77%
Pride International, Inc.                        (a)                            1,450                                     37,729
---------------------------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)                 (a)                              800                                     45,144
=================================================================================================================================
                                                                                                                          82,873
=================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.98%
Weatherford International Ltd. (Bermuda)         (a)                              450                                     28,476
=================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--6.94%
Citigroup Inc.                                                                  1,100                                     47,850
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                            1,475                                     51,831
=================================================================================================================================
                                                                                                                          99,681
=================================================================================================================================

PHARMACEUTICALS--8.50%
Pfizer Inc.                                                                     1,300                                     34,450
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)                          (b)                              687                                     59,303
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                             620                                     28,365
=================================================================================================================================
                                                                                                                         122,118
=================================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.73%
ACE Ltd. (Cayman Islands)                                                         850                                     39,279
=================================================================================================================================

SEMICONDUCTOR EQUIPMENT--3.85%
Brooks Automation, Inc.                          (a)                            1,939                                     32,187
---------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                           (a)                              800                                     23,080
=================================================================================================================================
                                                                                                                          55,267
=================================================================================================================================

SPECIALIZED CONSUMER SERVICES--3.08%
Jackson Hewitt Tax Service Inc.                                                 1,750                                     44,293
=================================================================================================================================


SBV-QTR-1                           F-2

                                                                                                                          MARKET
                                                                               SHARES                                      VALUE
---------------------------------------------------------------------------------------------------------------------------------

SYSTEMS SOFTWARE--3.91%
Computer Associates International, Inc.                                         2,050                                   $ 56,273
=================================================================================================================================

THRIFTS & MORTGAGE FINANCE--6.75%
Fannie Mae                                                                      1,000                                     55,860
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                       650                                     41,132
=================================================================================================================================
                                                                                                                          96,992
=================================================================================================================================

Total Common Stocks & Other Equity Interests                                                                           1,437,223
(Cost $1,094,792)
=================================================================================================================================

TOTAL INVESTMENTS--100.00%                                                                                             1,437,223
 (Cost $1,094,792)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

         Investment Abbreviations:

         ADR          American Depositary Receipt

         Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at July 31, 2005 represented 4.13% of the Fund's Total Investments. See Note 1A.



         See accompanying notes which are an integral part of this schedule.



SBV-QTR-1                           F-3

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

SBV-QTR-1                           F-4

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


SBC-QTR-1                           F-5

NOTE 2 - INVESTMENT SECURITIES

The amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $180,622 and $169,256, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

----------------------------------------------------------------------------------------
    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $      384,832
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                   (42,401)
========================================================================================
Net unrealized appreciation of investment securities                     $      342,431
________________________________________________________________________________________
========================================================================================
Investments have the same cost for tax and financial statement purposes.


SBV-QTR-1                           F-6

                               AIM WEINGARTEN FUND
                Quarterly Schedule of Portfolio o July 31, 2005


[Your goals. Our solutions.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com                 WEI-QTR-1 7/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)



                                                                                                               MARKET
                                                                                    SHARES                      VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--97.88%
ADVERTISING--1.17%
Omnicom Group Inc.                                                                      355,000          $      30,128,850
===========================================================================================================================

AEROSPACE & DEFENSE--1.48%
Boeing Co. (The)                                                                        575,000                 37,955,750
===========================================================================================================================

APPAREL RETAIL--1.13%
Chico's FAS, Inc.                                          (a)                          725,000                 29,079,750
===========================================================================================================================

APPLICATION SOFTWARE--1.85%
Amdocs Ltd. (United Kingdom)                               (a)                        1,600,000                 47,504,000
===========================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.83%
Legg Mason, Inc.                                                                        210,000                 21,451,500
===========================================================================================================================

BIOTECHNOLOGY--2.63%
Amgen Inc.                                                 (a)                          400,000                 31,900,000
---------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                      (a)                          800,000                 35,848,000
===========================================================================================================================
                                                                                                                67,748,000
===========================================================================================================================

BROADCASTING & CABLE TV--0.97%
XM Satellite Radio Holdings Inc.-Class A                   (a) (b)                      700,000                 24,941,000
===========================================================================================================================

CASINOS & GAMING--0.78%
Las Vegas Sands Corp.                                      (a) (b)                      500,000                 20,110,000
===========================================================================================================================

COMMUNICATIONS EQUIPMENT--3.99%
Cisco Systems, Inc.                                        (a)                        1,650,000                 31,597,500
---------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                         1,800,000                 71,082,000
===========================================================================================================================
                                                                                                               102,679,500
===========================================================================================================================


WEI-QTR-1                                      F-1


                                                                                                               MARKET
                                                                                    SHARES                      VALUE
===========================================================================================================================
COMPUTER & ELECTRONICS RETAIL--1.12%
Best Buy Co., Inc.                                                                      375,000       $         28,725,000
===========================================================================================================================

COMPUTER HARDWARE--4.80%
Apple Computer, Inc.                                       (a)                        1,000,000                 42,650,000
---------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                                  (a)                        2,000,000                 80,940,000
===========================================================================================================================
                                                                                                               123,590,000
===========================================================================================================================

COMPUTER STORAGE & PERIPHERALS--2.32%
EMC Corp.                                                  (a)                        3,675,000                 50,310,750
---------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc.-Class A                        (a)                          150,000                  9,405,000
===========================================================================================================================
                                                                                                                59,715,750
===========================================================================================================================

CONSUMER FINANCE--1.02%
American Express Co.                                                                    475,000                 26,125,000
===========================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.99%
Alliance Data Systems Corp.                                (a)                          600,000                 25,542,000
===========================================================================================================================

DEPARTMENT STORES--3.87%
Federated Department Stores, Inc.                                                       350,000                 26,554,500
---------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                                   575,000                 32,280,500
---------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                       1,100,000                 40,711,000
===========================================================================================================================
                                                                                                                99,546,000
===========================================================================================================================

DISTILLERS & VINTNERS--0.69%
Constellation Brands, Inc.-Class A                         (a)                          650,000                 17,810,000
===========================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.00%
Cendant Corp.                                                                         1,200,000                 25,632,000
===========================================================================================================================

DRUG RETAIL--0.83%
CVS Corp.                                                                               685,000                 21,255,550
===========================================================================================================================

FOOTWEAR--1.45%
NIKE, Inc.-Class B                                                                      445,000                 37,291,000
===========================================================================================================================

GENERAL MERCHANDISE STORES--1.60%
Target Corp.                                                                            700,000                 41,125,000
===========================================================================================================================

WEI-QTR-1                             F-2


                                                                                                               MARKET
                                                                                    SHARES                      VALUE
===========================================================================================================================
HEALTH CARE EQUIPMENT--1.65%
Bard (C.R.), Inc.                                                                       290,000       $         19,369,100
---------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                               (a)                          360,000                 14,133,600
---------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                               (a)                          200,000                  9,056,000
===========================================================================================================================
                                                                                                                42,558,700
===========================================================================================================================

HEALTH CARE FACILITIES--1.47%
HCA Inc.                                                                                770,000                 37,922,500
===========================================================================================================================

HEALTH CARE SERVICES--1.13%
Caremark Rx, Inc.                                          (a)                          650,000                 28,977,000
===========================================================================================================================

HEALTH CARE SUPPLIES--1.78%
Alcon, Inc. (Switzerland)                                  (b)                          400,000                 45,820,000
===========================================================================================================================

HOME IMPROVEMENT RETAIL--0.93%
Home Depot, Inc. (The)                                                                  550,000                 23,930,500
===========================================================================================================================

HOMEBUILDING--1.86%
D.R. Horton, Inc.                                                                       650,000                 26,702,000
---------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                       225,000                 21,064,500
===========================================================================================================================
                                                                                                                47,766,500
===========================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.11%
Hilton Hotels Corp.                                                                   1,150,000                 28,462,500
===========================================================================================================================

HOUSEWARES & SPECIALTIES--1.47%
Fortune Brands, Inc.                                                                    400,000                 37,820,000
===========================================================================================================================

INDUSTRIAL CONGLOMERATES--4.07%
Textron Inc.                                                                            250,000                 18,542,500
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                                     2,825,000                 86,077,750
===========================================================================================================================
                                                                                                               104,620,250
===========================================================================================================================

INDUSTRIAL MACHINERY--0.65%
Danaher Corp.                                                                           300,000                 16,635,000
===========================================================================================================================

INTEGRATED OIL & GAS--1.09%
ConocoPhillips                                                                          450,000                 28,165,500
===========================================================================================================================

WEI-QTR-1                            F-3


                                                                                                               MARKET
                                                                                    SHARES                      VALUE
===========================================================================================================================
INTERNET RETAIL--1.89%
Amazon.com, Inc.                                           (a)                          450,000       $         20,326,500
---------------------------------------------------------------------------------------------------------------------------
eBay Inc.                                                  (a)                          675,000                 28,201,500
===========================================================================================================================
                                                                                                                48,528,000
===========================================================================================================================

INTERNET SOFTWARE & SERVICES--4.94%
Google Inc.-Class A                                        (a)                          130,000                 37,408,800
---------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc.                                             (a)                        1,000,000                 26,310,000
---------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                                (a)                        1,900,000                 63,346,000
===========================================================================================================================
                                                                                                               127,064,800
===========================================================================================================================

INVESTMENT BANKING & BROKERAGE--4.19%
Goldman Sachs Group, Inc. (The)                                                         600,000                 64,488,000
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                           300,000                 31,539,000
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                               200,000                 11,756,000
===========================================================================================================================
                                                                                                               107,783,000
===========================================================================================================================

MANAGED HEALTH CARE--5.35%
Aetna Inc.                                                                              875,000                 67,725,000
---------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                 800,000                 41,840,000
---------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.                                            (a)                          395,000                 27,942,300
===========================================================================================================================
                                                                                                               137,507,300
===========================================================================================================================

MOVIES & ENTERTAINMENT--1.49%
Pixar                                                      (a)                          295,000                 12,687,950
---------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                 1,000,000                 25,640,000
===========================================================================================================================
                                                                                                                38,327,950
===========================================================================================================================

MULTI-LINE INSURANCE--0.84%
Hartford Financial Services Group, Inc. (The)                                           269,000                 21,673,330
===========================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.44%
BJ Services Co.                                                                         600,000                 36,594,000
---------------------------------------------------------------------------------------------------------------------------
National-Oilwell Varco Inc.                                (a)                          500,000                 26,175,000
===========================================================================================================================
                                                                                                                62,769,000
===========================================================================================================================

OIL & GAS REFINING & MARKETING --1.29%
Valero Energy Corp.                                                                     400,000                 33,112,000
===========================================================================================================================

PERSONAL PRODUCTS--1.51%
Gillette Co. (The)                                                                      725,000                 38,910,750
===========================================================================================================================


WEI-QTR-1                             F-4


                                                                                                               MARKET
                                                                                    SHARES                      VALUE
===========================================================================================================================
PHARMACEUTICALS--5.48%
Johnson & Johnson                                                                     1,000,000       $         63,960,000
---------------------------------------------------------------------------------------------------------------------------
Novartis A.G.-ADR (Switzerland)                                                         400,000                 19,484,000
---------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Switzerland)                           (c)                           96,000                 13,018,251
---------------------------------------------------------------------------------------------------------------------------
Sepracor Inc.                                              (a) (b)                      350,000                 18,322,500
---------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)                                    750,000                 26,250,000
===========================================================================================================================
                                                                                                               141,034,751
===========================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.77%
Allstate Corp. (The)                                                                    325,000                 19,909,500
===========================================================================================================================

RESTAURANTS--0.97%
Yum! Brands, Inc.                                                                       475,000                 24,866,250
===========================================================================================================================

SEMICONDUCTORS--7.06%
Analog Devices, Inc.                                                                  1,600,000                 62,720,000
---------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)                    (a)                          537,500                 23,483,375
---------------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                             1,185,000                 36,817,950
---------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                          2,375,000                 58,686,250
===========================================================================================================================
                                                                                                               181,707,575
===========================================================================================================================

SPECIALIZED FINANCE--0.76%
Chicago Mercantile Exchange Holdings Inc.                  (b)                           65,000                 19,568,250
===========================================================================================================================

SPECIALTY CHEMICALS--0.91%
Ecolab Inc.                                                                             700,000                 23,506,000
===========================================================================================================================

SPECIALTY STORES--1.32%
Office Depot, Inc.                                         (a)                        1,200,000                 34,056,000
===========================================================================================================================

STEEL--0.43%
Nucor Corp.                                                                             200,000                 11,090,000
===========================================================================================================================

SYSTEMS SOFTWARE--3.98%
Oracle Corp.                                               (a)                        3,650,000                 49,567,000
---------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                             (a)                        2,400,000                 52,728,000
===========================================================================================================================
                                                                                                               102,295,000
===========================================================================================================================

WEI-QTR-1                             F-5


                                                                                                               MARKET
                                                                                        SHARES                  VALUE
===========================================================================================================================
THRIFTS & MORTGAGE FINANCE--0.53%
MGIC Investment Corp.                                                                   200,000       $         13,716,000
===========================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $1,914,757,783)                                           2,518,059,556
===========================================================================================================================
TOTAL INVESTMENTS--97.88% (excluding investments                                                             2,518,059,556
purchased with cash collateral from securities loaned)
(Cost $1,914,757,783)
===========================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.12%
Liquid Assets Portfolio-Institutional Class                (d) (e)                   54,490,240                 54,490,240
===========================================================================================================================
Total Money Market Funds (purchased with cash collateral                                                        54,490,240
from securities loaned) (Cost $54,490,240)
===========================================================================================================================
TOTAL INVESTMENTS--100.00% (Cost $1,969,248,023)                                                      $      2,572,549,796
===========================================================================================================================


         Investment Abbreviations:


         ADR                  American Depository Receipt

         Notes to Schedule of Investments:


(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at July 31, 2005 represented 0.51% of the Fund's Total Investments. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.




        See accompanying notes which are an integral part of this schedule


WEI-QTR-1                             F-6

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.


A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be


WEI-QTR-1                             F-7
     considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


WEI-QTR-1                             F-8

E. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                               CHANGE IN
                                                                               UNREALIZED                                 REALIZED
                         MARKET VALUE     PURCHASES AT        PROCEEDS        APPRECIATION   MARKET VALUE    DIVIDEND       GAIN
FUND                       10/31/04           COST           FROM SALES      (DEPRECIATION)    07/31/05       INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutiona
Class                    $ 6,546,085     $253,790,263      $(260,336,348)    $           --   $        --    $   91,954   $     --
------------------------------------------------------------------------------------------------------------------------------------

STIC Prime
Portfolio-Institutional
Class                      6,546,085      253,790,263       (260,336,348)                              --            --     92,545
====================================================================================================================================
   SUBTOTAL              $13,092,170     $507,580,526      $(520,672,696)    $           --   $        --    $  184,499    $    --
====================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                                                                                 CHANGE IN
                                                                                 UNREALIZED                                REALIZED
                           MARKET VALUE     PURCHASES AT        PROCEEDS        APPRECIATION   MARKET VALUE    DIVIDEND *    GAIN
FUND                         10/31/04           COST           FROM SALES      (DEPRECIATION)    07/31/05       INCOME       (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                      $        --    $   67,117,650      $  (12,627,410)   $         --   $ 54,490,240    $  7,649    $      --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                       40,952,850       430,612,220        (471,565,070)             --             --      61,190           --
====================================================================================================================================
   SUBTOTAL                $40,952,850    $  497,729,870      $ (484,192,480)   $         --   $ 54,490,240    $ 68,839    $      --
====================================================================================================================================
   TOTAL                   $54,045,020    $1,005,310,396     $(1,004,865,176)   $         --   $ 54,490,240    $253,338    $      --
====================================================================================================================================

* Net of compensation to counterparties.


WEI-QTR-1                             F-9

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2005, securities with an aggregate value of $52,361,913 were on loan to brokers. The loans were secured by cash collateral of $54,490,240 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $68,839 for securities lending transactions, which are net of compensation to counterparties.


NOTE 4 - OPTION CONTRACTS WRITTEN

                                         TRANSACTIONS DURING THE PERIOD
    ----------------------------------------------------------------------------------------------------------
                                                  CALL OPTION CONTRACTS            PUT OPTION CONTRACTS
                                             -----------------------------------------------------------------
                                             NUMBER OF       PREMIUMS          NUMBER OF              PREMIUMS
                                             CONTRACTS       RECEIVED          CONTRACTS              RECEIVED
                                             ---------      -----------        ---------             ---------
    Beginning of period                           3,000     $   421,040               --             $      --
    ----------------------------------------------------------------------------------------------------------
    Written                                       7,793       2,372,514            3,550               909,976
    ----------------------------------------------------------------------------------------------------------
    Closed                                       (5,027)     (1,689,410)              --                    --
    ----------------------------------------------------------------------------------------------------------
    Exercised                                      (924)       (132,776)              --                    --
    ----------------------------------------------------------------------------------------------------------
    Expired                                      (4,842)       (971,368)          (3,550)             (909,976)
    ==========================================================================================================
    End of period                                    --     $        --               --             $      --
    ==========================================================================================================

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $1,611,838,288 and $2,015,390,764, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

          UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     =========================================================================================
     Aggregate unrealized appreciation of investment securities              $    606,056,012
     -----------------------------------------------------------------------------------------
     Aggregate unrealized (depreciation) of investment securities                 (11,420,206)
     =========================================================================================
     Net unrealized appreciation of investment securities                    $    594,635,806
     =========================================================================================
     Cost of investments for tax purposes is $1,977,913,990.



WEI-QTR-1                             F-10

Item 2.   Controls and Procedures.

     (a) As of September 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.   Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Equity Funds

By:      /s/ ROBERT H. GRAHAM
         ------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 29, 2005


By:      /s/ SIDNEY M. DILGREN
         ------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    September 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.